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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

CMG Ultra Short Term Bond Fund

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 49.1%

Aerospace & Defense 0.3%

Boeing Co. (The) Senior Unsecured
11/20/12	1.875%	$5,000,000	$5,004,035

Automotive 4.0%
American Honda Finance Corp. (a)
Senior Unsecured
03/18/13	2.375%	4,000,000	4,028,364
American Honda Finance Corp. (a)(b)
04/08/14	0.468%	7,500,000	7,498,792
Senior Unsecured
06/18/14	0.785%	10,000,000	9,994,195
Daimler Finance North America LLC
11/15/13	6.500%	13,700,000	14,513,465
PACCAR Financial Corp.
Senior Unsecured
12/17/12	1.950%	4,100,000	4,107,923
06/05/15	1.050%	4,000,000	4,039,888
Toyota Motor Credit Corp. Senior Unsecured
07/17/15	0.875%	10,000,000	10,046,710
Volkswagen International Finance NV (a)
08/12/13	1.625%	5,000,000	5,047,000
Volkswagen International Finance NV (a)(b)
04/01/14	0.970%	5,000,000	5,018,155
Total			64,294,492

Banking 14.4%

American Express Bank FSB Senior Unsecured
04/16/13	5.500%	3,650,000	3,734,644
American Express Co. Senior Unsecured
07/15/13	4.875%	3,870,000	3,988,051
American Express Credit Corp. Senior Unsecured
08/20/13	7.300%	4,425,000	4,662,892
BB&T Corp.
Senior Unsecured
04/30/14	5.700%	2,061,000	2,214,520
BB&T Corp. (b)
Senior Unsecured
04/28/14	1.013%	5,000,000	5,036,400
Bank of Montreal Chicago Branch (b)
03/19/14	0.541%	15,000,000	14,996,775
Bank of New York Mellon Corp. (The) Senior Unsecured (b)
10/23/15	0.546%	15,000,000	15,022,005
Bank of Nova Scotia Senior Unsecured
01/22/13	2.250%	5,000,000	5,017,885
Canadian Imperial Bank of Commerce (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)

08/29/13	0.362%	$15,000,000	$14,992,538
Senior Unsecured
09/13/13	1.450%	11,000,000	11,107,902
Capital One Financial Corp.
Senior Unsecured
07/15/14	2.125%	2,000,000	2,039,566
Capital One Financial Corp. (b)
Senior Unsecured
07/15/14	1.490%	5,000,000	5,039,640
Citigroup, Inc.
Senior Unsecured
08/19/13	6.500%	5,000,000	5,228,580
12/13/13	6.000%	7,500,000	7,921,905
Citigroup, Inc. (b)
Senior Unsecured
04/01/14	1.290%	2,455,000	2,461,125
Commonwealth Bank of Australia Senior Unsecured (a)(b)
03/19/13	0.931%	10,000,000	10,020,600
Fifth Third Bank Senior Unsecured (b)
05/17/13	0.545%	5,500,000	5,497,272
Goldman Sachs Group, Inc. (The)
Senior Unsecured
07/15/13	4.750%	4,665,000	4,793,592
Goldman Sachs Group, Inc. (The) (c)
Senior Unsecured
04/01/13	5.250%	7,500,000	7,640,130
JPMorgan Chase & Co.
Senior Unsecured
06/01/14	4.650%	7,500,000	7,948,373
Subordinated Notes
01/02/13	5.750%	3,975,000	4,009,980
JPMorgan Chase & Co. (b)
09/30/13	1.112%	7,500,000	7,547,235
KeyCorp Senior Unsecured
05/14/13	6.500%	8,000,000	8,247,880
Morgan Stanley Senior Unsecured (b)
01/09/14	0.651%	6,500,000	6,442,813
National Australia Bank Ltd. Senior Unsecured (a)(b)
04/11/14	1.067%	5,000,000	5,029,740
National Bank of Canada Bank Guaranteed
06/26/15	1.500%	5,000,000	5,101,441
Royal Bank of Canada
03/15/13	2.250%	3,000,000	3,022,857
Royal Bank of Canada (c)
Senior Unsecured
07/29/13	2.100%	12,000,000	12,154,620
Toronto-Dominion Bank (The) (b)
Senior Unsecured
07/14/14	0.640%	2,000,000	2,009,652

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)

Toronto-Dominion Bank (The) (c)
Senior Unsecured
07/14/14	1.375%	$5,000,000	$5,074,870
U.S. Bancorp
Senior Notes
07/27/15	2.450%	5,000,000	5,231,387
Senior Unsecured
09/13/13	1.375%	7,505,000	7,565,715
Wachovia Corp.
Senior Unsecured
08/01/13	5.700%	5,000,000	5,200,710
Subordinated Notes
08/01/14	5.250%	5,000,000	5,366,685
Wachovia Corp. (b)
Senior Unsecured
05/01/13	2.083%	5,000,000	5,043,215
Wells Fargo & Co. Subordinated Notes
10/16/13	4.950%	2,129,000	2,218,203
Westpac Banking Corp. (a) Senior Unsecured
11/19/12	2.250%	2,000,000	2,001,874
Total			230,633,272

Chemicals 0.3%

Dow Chemical Co. (The) Senior Unsecured
05/15/14	7.600%	5,000,000	5,512,405

Construction Machinery 1.2%

Caterpillar Financial Services Corp.
Senior Unsecured
04/01/14	1.650%	7,000,000	7,104,188
05/29/15	1.100%	3,000,000	3,036,609
John Deere Capital Corp.
Senior Unsecured
04/17/15	0.875%	4,950,000	4,992,115
John Deere Capital Corp. (b)
Senior Unsecured
04/25/14	0.465%	4,135,000	4,141,992
Total			19,274,904

Diversified Manufacturing 0.2%

United Technologies Corp. Senior Unsecured (b)
06/01/15	0.918%	3,810,000	3,857,256

Electric 4.4%

Consumers Energy Co. 1st Mortgage
02/15/14	6.000%	3,000,000	3,194,493

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)

DTE Energy Co. Senior Unsecured (b)
06/03/13	1.118%	$2,000,000	$2,004,886
Duke Energy Corp. Senior Unsecured
02/01/14	6.300%	6,675,000	7,140,815
Exelon Generation Co. LLC Senior Unsecured
01/15/14	5.350%	7,500,000	7,883,062
Georgia Power Co. Senior Unsecured (b)
03/15/13	0.709%	10,000,000	10,003,620
National Rural Utilities Cooperative Finance Corp. Senior Unsecured (b)
08/09/13	0.537%	7,000,000	6,998,523
Ohio Power Co. Senior Unsecured
02/15/13	5.500%	4,800,000	4,866,533
PSEG Power LLC
04/15/13	2.500%	10,000,000	10,095,030
Pacific Gas & Electric Co. Senior Unsecured
03/01/14	4.800%	4,490,000	4,729,676
Peco Energy Co. 1st Mortgage
10/15/13	5.600%	5,360,000	5,621,150
Pennsylvania Electric Co. Senior Unsecured
04/01/14	5.125%	7,000,000	7,378,189
Total			69,915,977

Food and Beverage 3.5%

Anheuser-Busch InBev Worldwide, Inc.
07/14/14	1.500%	6,000,000	6,107,574
Anheuser-Busch InBev Worldwide, Inc. (b)
03/26/13	1.097%	2,000,000	2,006,374
Bacardi Ltd. (a)
04/01/14	7.450%	5,000,000	5,451,525
Campbell Soup Co. Senior Unsecured (b)
08/01/14	0.613%	5,000,000	5,021,660
ConAgra Foods, Inc. Senior Unsecured
09/10/15	1.350%	2,210,000	2,227,921
Diageo Finance BV
04/01/13	5.500%	3,300,000	3,369,115

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Food and Beverage (continued)

Dr. Pepper Snapple Group, Inc.
12/21/12	2.350%	$3,500,000	$3,509,121
05/01/13	6.120%	2,474,000	2,541,830
General Mills, Inc.
Senior Unsecured
05/16/14	1.550%	4,000,000	4,058,112
General Mills, Inc. (b)
Senior Unsecured
05/16/14	0.787%	4,000,000	4,017,168
PepsiCo, Inc. Senior Unsecured (b)
05/10/13	0.517%	5,000,000	5,003,430
Pepsico, Inc.
08/13/15	0.700%	10,000,000	10,038,450
SABMiller PLC Senior Unsecured (a)
01/15/14	5.700%	2,000,000	2,112,904
Total			55,465,184

Gas Distributors 0.3%

Sempra Energy Senior Unsecured (b)
03/15/14	1.149%	5,000,000	5,026,730

Gas Pipelines 1.3%

Enterprise Products Operating LLC
02/01/13	6.125%	3,529,000	3,570,455
Enterprise Products Operating Llc
08/13/15	1.250%	4,871,000	4,922,915
NiSource Finance Corp.
03/01/13	6.150%	8,000,000	8,134,056
TransCanada PipeLines Ltd. Senior Unsecured
03/02/15	0.875%	3,650,000	3,689,654
Total			20,317,080

Health Care 0.5%

Express Scripts Holding Co. (a)
11/21/14	2.750%	8,000,000	8,293,336

Healthcare Insurance 0.3%

WellPoint, Inc. Senior Unsecured
09/10/15	1.250%	5,000,000	5,049,070

Independent Energy 0.3%

Canadian Natural Resources Ltd. Senior Unsecured
11/14/14	1.450%	5,000,000	5,080,236

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Integrated Energy 0.5%

BP Capital Markets PLC
12/05/14	1.700%	$7,500,000	$7,672,898

Life Insurance 3.2%

MetLife Institutional Funding II Secured (a)(b)
04/04/14	1.254%	7,500,000	7,565,932
Metropolitan Life Global Funding I (a)
Senior Secured
04/10/13	5.125%	5,000,000	5,100,260
Metropolitan Life Global Funding I (a)(b)
Secured
01/10/14	1.100%	5,000,000	5,028,710
New York Life Global Funding (a)
Senior Secured
05/09/13	4.650%	9,195,000	9,398,789
New York Life Global Funding (a)(b)
06/18/14	0.505%	8,000,000	7,991,556
Principal Life Global Funding I Senior Secured (a)
01/15/13	5.250%	3,000,000	3,028,311
Principal Life Global Funding II Senior Secured (a)(b)
07/09/14	0.976%	5,000,000	5,006,654
Prudential Financial, Inc. Senior Unsecured
01/14/13	2.750%	8,000,000	8,034,240
Total			51,154,452

Media Cable 0.4%

Comcast Cable Communications Holdings, Inc.
03/15/13	8.375%	5,555,000	5,713,923

Media Non-Cable 0.9%

Reed Elsevier Capital, Inc.
01/15/14	7.750%	7,625,000	8,251,180
Turner Broadcasting System, Inc.
07/01/13	8.375%	6,465,000	6,789,530
Total			15,040,710

Metals 0.6%

Rio Tinto Finance USA PLC
03/20/15	1.125%	10,000,000	10,091,640

Non-Captive Diversified 1.3%

General Electric Capital Corp.
Senior Unsecured
01/07/14	2.100%	2,500,000	2,545,355
07/02/15	1.625%	5,000,000	5,085,306
General Electric Capital Corp. (b)
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Non-Captive Diversified (continued)

04/07/14	0.981%	$5,000,000	$5,030,280
07/02/15	1.389%	7,500,000	7,574,176
Total			20,235,117

Pharmaceuticals 1.3%

Novartis Capital Corp.
04/24/13	1.900%	5,300,000	5,339,220
Sanofi
Senior Unsecured
09/30/14	1.200%	5,000,000	5,068,350
Sanofi (b)
Senior Unsecured
03/28/14	0.672%	5,000,000	5,024,975
Teva Pharmaceutical Finance Co. BV (b)
11/08/13	1.339%	5,000,000	5,038,805
Teva Pharmaceutical Finance IV LLC
11/10/14	1.700%	1,000,000	1,022,100
Total			21,493,450

Property & Casualty 1.8%

Allstate Life Global Funding Trusts Senior Secured
04/30/13	5.375%	14,005,000	14,348,865
Berkshire Hathaway Finance Corp. (b)
01/10/14	0.680%	4,600,000	4,619,062
Berkshire Hathaway, Inc. Senior Unsecured (b)
08/15/14	1.135%	10,000,000	10,115,530
Total			29,083,457

Railroads 0.6%

Union Pacific Corp. Senior Unsecured
01/31/13	5.450%	10,000,000	10,121,970

Refining 0.6%

Valero Energy Corp.
06/15/13	4.750%	8,800,000	9,023,203

Retailers 1.1%

CVS Caremark Corp. Senior Unsecured
09/15/14	4.875%	8,000,000	8,643,624
Target Corp. Senior Unsecured
07/18/14	1.125%	3,950,000	3,994,157
Walgreen Co. Senior Unsecured (b)
03/13/14	0.899%	5,000,000	5,013,950
Total			17,651,731

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Supermarkets 0.4%

Kroger Co. (The)
02/01/13	5.500%	$2,000,000	$2,023,116
04/15/13	5.000%	5,000,000	5,099,860
Total			7,122,976

Technology 2.4%

Hewlett-Packard Co. (b)
Senior Unsecured
05/30/14	0.823%	10,000,000	9,889,570
09/19/14	1.931%	5,000,000	5,042,995
International Business Machines Corp.
Senior Unsecured
02/06/15	0.550%	4,950,000	4,962,187
05/11/15	0.750%	7,500,000	7,543,072
Xerox Corp. (b)
Senior Unsecured
09/13/13	1.799%	7,950,000	8,012,328
05/16/14	1.257%	3,000,000	2,996,307
Total			38,446,459

Transportation Services 0.4%

ERAC U.S.A. Finance LLC (a)
01/10/14	2.250%	7,000,000	7,079,660

Wireless 0.2%

Rogers Communications, Inc.
03/15/14	5.500%	2,500,000	2,664,550

Wirelines 2.4%

AT&T, Inc. Senior Unsecured
02/13/15	0.875%	5,000,000	5,046,275
BellSouth Corp. Senior Unsecured
09/15/14	5.200%	3,000,000	3,251,202
British Telecommunications PLC Senior Unsecured (b)
12/20/13	1.504%	10,000,000	10,066,420
Deutsche Telekom International Finance BV
08/20/13	5.875%	5,715,000	5,947,543
Telefonica Emisiones SAU (b)
02/04/13	0.643%	10,000,000	9,973,660
Verizon Communications, Inc.
Senior Unsecured
03/28/14	1.950%	1,000,000	1,021,079
Verizon Communications, Inc. (b)
Senior Unsecured
03/28/14	0.972%	3,000,000	3,023,391
Total			38,329,570
Total Corporate Bonds & Notes (Cost: $784,833,611)			$788,649,743

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 0.5%

Federal Home Loan Mortgage Corp. (b)(d)
02/01/36	2.385%	$368,259	$389,990
Federal Home Loan Mortgage Corp. (d)
CMO Series 2843 Class BA
01/15/18	5.000%	439,963	441,604
CMO Series 2958 Class QC
09/15/18	4.500%	220,605	220,818
CMO Series 3241 Class DC
07/15/34	4.500%	645,242	648,247
Federal National Mortgage Association (b)(d)
03/01/34	3.255%	370,291	395,660
Federal National Mortgage Association (d)
CMO Series 2011-18 Class EM
06/25/37	4.000%	5,271,725	5,385,057

Total Residential Mortgage-Backed Securities - Agency (Cost: $7,532,871)			$7,481,376

Residential Mortgage-Backed Securities - Non-Agency 0.5%

Credit Suisse Mortgage Capital Certificates CMO Series 2010-1R Class 21A1 (a)(b)(d)
01/27/36	2.590%	1,094,689	1,083,524
JPMorgan Resecuritization Trust CMO Series 2010-1 Class 1A1 (a)(d)
02/26/37	6.000%	2,004,664	2,127,144
RBSSP Resecuritization Trust CMO Series 2012-2 Class 1A5 (a)(b)(d)
05/26/47	0.347%	4,657,116	4,606,179

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $7,743,475)			$7,816,847

Commercial Mortgage-Backed Securities - Agency 1.5%

Government National Mortgage Association (d)
CMO Series 2007-13 Class C
06/16/40	5.020%	5,901,645	6,145,284
CMO Series 2010-102 Class AB
07/16/32	1.852%	3,906,011	3,939,837
CMO Series 2010-13 Class A
08/16/22	2.461%	4,544,610	4,575,655
CMO Series 2010-132 Class AE
02/16/15	2.500%	1,638,543	1,660,991
CMO Series 2010-141 Class A
08/16/31	1.864%	4,680,936	4,740,922
CMO Series 2010-83 Class A
10/16/50	2.021%	3,920,825	3,958,335

Total Commercial Mortgage-Backed Securities - Agency (Cost: $25,097,568)			$25,021,024

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 11.0%

Banc of America Commercial Mortgage, Inc. Series 2004-3 Class A5 (b)(d)
06/10/39	5.549%	$8,952,069	$9,545,322
Bear Stearns Commercial Mortgage Securities (b)(d)
Series 2003-T12 Class A4
08/13/39	4.680%	5,049,603	5,178,979
Series 2004-T16 Class A6
02/13/46	4.750%	14,465,000	15,459,613
Citigroup Commercial Mortgage Trust Series 2005-C3 Class ASB (d)
05/15/43	4.755%	2,571,562	2,662,678
Commercial Mortgage Pass-Through Certificates Series 2004-LB3A Class A5 (b)(d)
07/10/37	5.357%	15,295,000	16,294,865
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C4 Class A4 (b)(d)
08/15/36	5.137%	9,048,044	9,210,149
DBRR Trust Series 2012-EZ1 Class A (a)(d)
09/25/45	0.946%	4,291,339	4,305,213
GS Mortgage Securities Corp. II Series 2004-GG2 Class A6 (b)(d)
08/10/38	5.396%	6,850,000	7,278,907
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A7 (b)(d)
06/10/36	5.317%	10,200,097	10,723,883
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2011-FL1 Class A (a)(b)(d)
11/15/28	2.114%	12,458,388	12,580,007
JPMorgan Chase Commercial Mortgage Securities Corp. (b)(d)
Series 2003-CB6 Class A2
07/12/37	5.255%	3,878,936	3,961,452
Series 2003-CB7 Class A4
01/12/38	4.879%	6,156,260	6,369,858
JPMorgan Chase Commercial Mortgage Securities Corp. (d)
Series 2003-ML1A Class A2
03/12/39	4.767%	6,931,651	6,955,345
LB-UBS Commercial Mortgage Trust Series 2004-C6 Class A6 (b)(d)
08/15/29	5.020%	6,780,000	7,186,902
Merrill Lynch Mortgage Trust (b)(d)
Series 2003-KEY1 Class A4
11/12/35	5.236%	11,760,000	12,172,952
Series 2004-BPC1 Class A5
10/12/41	4.855%	6,395,000	6,848,834
Morgan Stanley Capital I Trust (d)
Series 2003-T11 Class A4
06/13/41	5.150%	11,158,218	11,375,758
Series 2004-T13 Class A4
09/13/45	4.660%	4,434,000	4,592,737
Morgan Stanley Dean Witter Capital I Series 2002-IQ3 Class A4 (d)
09/15/37	5.080%	1,461,909	1,462,890
Wachovia Bank Commercial Mortgage Trust (b)(d)

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Series 2004-C14 Class A4
08/15/41	5.088%	$7,500,000	$8,001,540
Wachovia Bank Commercial Mortgage Trust (d)
Series 2003-C3 Class A2
02/15/35	4.867%	3,804,888	3,820,336
Series 2004-C10 Class A4
02/15/41	4.748%	10,209,185	10,647,077

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $178,729,764)			$176,635,297

Asset-Backed Securities - Non-Agency 18.2%

Ally Auto Receivables Trust
Series 2010-1 Class A3
05/15/14	1.450%	547,036	548,121
Series 2012-3 Class A2
01/15/15	0.700%	9,900,000	9,921,688
Ally Master Owner Trust
Series 2011-4 Class A2
09/15/16	1.540%	5,110,000	5,191,635
Ally Master Owner Trust (b)
Series 2011-1 Class A1
01/15/16	1.084%	5,000,000	5,031,844
Allyl Auto Receivables Trust
12/22/14	0.510%	7,000,000	7,001,198
AmeriCredit Automobile Receivables Trust Series 2012-1 Class A2
10/08/15	0.910%	1,757,739	1,763,408
BMW Vehicle Owner Trust Series 2011-A Class A3
08/25/15	0.760%	3,964,000	3,977,408
CIT Education Loan Trust Series 2005-1 Class A2 (b)
03/15/22	0.479%	2,172,341	2,169,124
CNH Equipment Trust
Series 2011-B Class A3
08/15/16	0.910%	2,487,000	2,497,787
Series 2012-B Class A2
10/15/15	0.650%	5,000,000	5,008,944
Cabela’s Master Credit Card Trust Series 2010-1A Class A2 (a)(b)
01/16/18	1.664%	7,530,000	7,734,628
Capital Auto Receivables Asset Trust Series 2008-A Class B (a)
01/15/15	6.890%	7,000,000	7,083,134
Capital One Multi-Asset Execution Trust Series 2007-A8 Class A8 (b)
10/15/15	0.689%	10,000,000	10,002,610
Chesapeake Funding LLC (a)(b)
Series 2009-2A Class A
09/15/21	1.964%	3,486,513	3,516,539
Series 2012-1A Class A
11/07/23	0.969%	5,000,000	5,028,374

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Conn Funding II LP CMO Series 2012-AA Class A (a)(b)
04/15/16	3.682%	$2,718,450	$2,718,450
DT Auto Owner Trust (a)
Series 2011-2A Class C
02/16/16	3.050%	3,000,000	3,001,650
Series 2011-3A Class A
08/15/14	1.400%	1,640,203	1,643,015
Discover Card Master Trust Series 2010-A1 Class A1 (b)
09/15/15	0.864%	8,500,000	8,516,881
Enterprise Fleet Financing LLC (a)
Series 2011-2 Class A2
10/20/16	1.430%	4,250,965	4,268,989
Series 2012-2 Class A2
04/20/18	0.720%	2,500,000	2,498,823
Ford Credit Auto Lease Trust Series 2011-A Class A3
07/15/14	1.030%	2,890,000	2,899,378
Ford Credit Auto Owner Trust Series 2012-C Class A2
04/15/15	0.470%	4,000,000	4,002,737
Ford Credit Floorplan Master Owner Trust
Series 2010-5 Class A1
09/15/15	1.500%	8,175,000	8,190,383
Ford Credit Floorplan Master Owner Trust (a)(b)
Series 2010-1 Class A
12/15/14	1.864%	5,000,000	5,008,399
Ford Credit Floorplan Master Owner Trust (b)
Series 2012-4 Class A2
09/15/16	0.564%	8,500,000	8,504,378
GE Capital Credit Card Master Note Trust Series 2012-4 Class A (b)
06/15/18	0.514%	12,000,000	12,046,020
GE Equipment Midticket LLC
Series 2011-1 Class A2
05/22/14	0.720%	2,656,308	2,657,553
Series 2012-1 Class A2
01/22/15	0.470%	5,500,000	5,500,778
GE Equipment Small Ticket LLC Series 2012-1A Class A2 (a)
11/21/14	0.850%	6,000,000	6,013,606
Harley-Davidson Motorcycle Trust Series 2012-1 Class A2
08/15/15	0.500%	4,000,000	4,002,426
Honda Auto Receivables Owner Trust Series 2012-4 Class A2
04/20/15	0.400%	13,000,000	13,002,727
Hyundai Auto Lease Securitization Trust Series 2012-A Class A2 (a)
01/15/15	0.680%	4,500,000	4,510,213
Hyundai Auto Receivables Trust Series 2012-B Class A2
01/15/15	0.540%	6,000,000	6,006,973

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

John Deere Owner Trust Series 2012-B Class A2
02/17/15	0.430%	$7,500,000	$7,503,747
Leaf II Receivables Funding LLC (a)
Series 2010-4 Class A
08/20/18	1.700%	8,675	8,663
Series 2011-1 Class A
12/20/18	1.700%	1,544,839	1,529,546
Louisiana Public Facilities Authority Series 2011-A Class A1 (b)
04/26/21	0.815%	329,435	329,946
Mercedes-Benz Auto Lease Trust Series 2012-A Class A3
11/17/14	0.880%	10,000,000	10,047,824
New York City Tax Lien Series 2011-AA Class A (a)
12/10/24	1.990%	1,694,252	1,695,346
Nissan Auto Receivables Owner Trust Series 2012-B Class A2
04/15/15	0.390%	6,000,000	6,001,805
Oncor Electric Delivery Transition Bond Co. LLC Series 2004-1 Class A2
11/17/14	4.810%	87,799	87,950
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1 Class A1 (b)
10/01/18	0.860%	812,177	813,715
Porsche Innovative Lease Owner Trust Series 2012-1 Class A2 (a)
02/23/15	0.440%	4,000,000	4,000,856
SLM Student Loan Trust (a)(b)
Series 2011-A Class A1
10/15/24	1.214%	1,855,403	1,864,312
Series 2011-B Class A1
12/16/24	1.064%	3,902,548	3,911,877
Series 2012-B Class A1
12/15/21	1.314%	1,655,087	1,665,341
SLM Student Loan Trust (b)
Series 2012-6 Class A1
02/27/17	0.380%	5,000,000	5,000,062
SMART Trust
Series 2012-4US Class A2A
06/14/15	0.670%	7,000,000	7,002,582
SMART Trust (a)
Series 2011-2USA Class A2A
11/14/13	1.220%	1,915,880	1,917,871
Series 2012-1USA Class A2A
09/14/14	1.040%	4,000,000	4,009,805
SMART Trust (b)
Series 2012-4US Class A3B
03/14/17	1.165%	4,000,000	4,001,612
Santander Drive Auto Receivables Trust
Series 2012-1 Class A2
04/15/15	1.250%	2,345,239	2,353,433
Series 2012-2 Class A2
05/15/15	0.910%	3,819,635	3,827,343
Series 2012-3 Class A2

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

04/15/15	0.830%	$4,230,000	$4,238,982
Series 2012-4 Class A2
08/17/15	0.790%	5,000,000	5,013,645
Silverleaf Finance LLC Series 2010-A Class A (a)
07/15/22	5.360%	1,269,385	1,285,453
Toyota Auto Receivables Owner Trust Series 2012-A Class A2
10/15/14	0.570%	7,500,000	7,507,439
Utah State Board of Regents Series 2011-1 Class A1 (b)
05/01/23	0.813%	6,309,053	6,324,005
Volkswagen Auto Lease Trust
Series 2010-A Class A3
11/20/13	0.990%	1,273,085	1,275,386
Series 2012-A Class A2
11/20/14	0.660%	8,000,000	8,015,794
Westlake Automobile Receivables Trust Series 2012-1A Class A1 (a)
09/16/13	0.426%	9,015,720	9,020,828

Total Asset-Backed Securities - Non-Agency (Cost: $291,244,889)			$291,724,989

U.S. Treasury Obligations 5.8%

U.S. Treasury
01/31/14	0.250%	20,000,000	20,003,120
09/15/14	0.250%	10,000,000	9,993,750
10/15/15	0.250%	11,000,000	10,957,892
U.S. Treasury (c)
02/28/14	0.250%	30,000,000	30,003,510
03/15/15	0.375%	12,000,000	12,012,192
U.S. Treasury (e)
10/31/14	0.250%	10,000,000	9,992,970

Total U.S. Treasury Obligations (Cost: $92,812,148)			$92,963,434

U.S. Government & Agency Obligations 4.7%

Federal Farm Credit Banks (b)
07/16/14	0.297%	6,000,000	6,005,250
03/24/15	0.320%	15,000,000	14,995,155
03/26/15	0.297%	10,000,000	9,990,360
10/26/15	0.261%	15,000,000	14,995,890
Federal Home Loan Banks
02/13/15	0.450%	10,000,000	9,997,210
Federal National Mortgage Association (b)
01/20/15	0.221%	20,000,000	19,995,720

Total U.S. Government & Agency Obligations (Cost: $75,987,820)			$75,979,585

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations 0.5%

AUSTRALIA 0.5%

Westpac Banking Corp. (a)
09/10/14	2.900%	$7,400,000	$7,724,860

Total Foreign Government Obligations (Cost: $7,739,566)			$7,724,860

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 2.3%

Citizens Property Insurance Corp. (b)
Revenue Bonds
High Risk
Series 2010A3
06/01/13	1.960%	5,000,000	5,037,050
Personal & Commercial Lines
Series 2012
06/01/15	1.460%	5,000,000	5,038,600
City of Baton Rouge/Parish of East Baton Rouge Refunding Revenue Bonds Taxable Series 2012
01/15/15	1.239%	1,000,000	1,005,510
Illinois Municipal Electric Agency Taxable Revenue Bonds Series 2009B
02/01/13	4.160%	750,000	756,727
New York State Energy Research & Development Authority Revenue Bonds Consolidated Edison Co., Inc. Project Series 2010 AMT (f)
06/01/36	1.450%	4,210,000	4,210,000
State of Illinois
Unlimited General Oblgiation Bonds
Series 2004B
03/01/13	5.000%	7,400,000	7,516,624
Unlimited General Obligation Taxable Bonds
Series 2010
01/01/13	3.321%	3,500,000	3,514,700
State of New Jersey Certificate of Participation Equipment Lease Purchase Series 2004A
06/15/14	5.000%	5,000,000	5,332,200

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

University of California Revenue Bonds Taxable Series 2011Y-1 (b)
07/01/41	0.795%	$5,000,000	$5,009,750

Total Municipal Bonds (Cost: $37,234,048)			$37,421,161

		Shares	Value

Money Market Funds 5.0%

Columbia Short-Term Cash Fund, 0.149% (g)(h)		81,057,366	$81,057,366

Total Money Market Funds (Cost: $81,057,366)			$81,057,366

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 0.4%

Repurchase Agreements 0.4%

Mizuho Securities USA, Inc. dated 10/31/12, matures 11/01/12, repurchase price $65,101 (i)
	0.350%	65,100	$65,100
Natixis Financial Products, Inc. dated 10/31/12, matures 11/01/12, repurchase price $1,000,011 (i)
	0.380%	1,000,000	1,000,000
Nomura Securities dated 10/31/12, matures 11/01/12, repurchase price $5,000,050 (i)
	0.360%	5,000,000	5,000,000
Total			6,065,100

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $6,065,100)			$6,065,100

Total Investments
(Cost: $1,596,078,226) (j)			$1,598,540,782(k)
Other Assets & Liabilities, Net			7,268,254

Net Assets			$1,605,809,036

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the value of these securities amounted to $231,059,002 or 14.39% of net assets.

(b)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2012.
(c)	At October 31, 2012, security was partially or fully on loan.

(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	Income from this security may be subject to alternative minimum tax.
(g)	The rate shown is the seven-day current annualized yield at October 31, 2012.
(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	27,934	195,490,033	(114,460,601)	81,057,366	15,917	81,057,366

(i)

The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Mizuho Securities USA, Inc. (0.350%)

Security Description	Value ($)

Cash Collateral in Lieu of Securities	2,000
United States Treasury Bill	20,119
United States Treasury Inflation Indexed Bonds	360
United States Treasury Note/Bond	43,195
United States Treasury Strip Coupon	688
Total Market Value of Collateral Securities	66,362

Natixis Financial Products, Inc. (0.380%)

Security Description	Value ($)

Fannie Mae Pool	161,732
Fannie Mae REMICS	172,701
Fannie Mae-Aces	2,871
Freddie Mac Gold Pool	1,139
Freddie Mac Non Gold Pool	35,576
Freddie Mac REMICS	88,599
Ginnie Mae I Pool	27,326
Ginnie Mae II Pool	87,458
Government National Mortgage Association	442,609
Total Market Value of Collateral Securities	1,020,011

Nomura Securities (0.360%)

Security Description	Value ($)

Fannie Mae Pool	315,153
Freddie Mac Gold Pool	744,912
Ginnie Mae I Pool	1,294,133
Ginnie Mae II Pool	2,745,802
Total Market Value of Collateral Securities	5,100,000

(j)

At October 31, 2012, the cost of securities for federal income tax purposes was approximately $1,596,078,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,223,000
Unrealized Depreciation	(2,760,000)
Net Unrealized Appreciation	$2,463,000

(k)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AMT	Alternative Minimum Tax
CMO	Collateralized Mortgage Obligation
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	788,649,743	—	788,649,743
Residential Mortgage-Backed Securities - Agency	—	7,481,376	—	7,481,376
Residential Mortgage-Backed Securities - Non-Agency	—	3,210,668	4,606,179	7,816,847
Commercial Mortgage-Backed Securities - Agency	—	25,021,024	—	25,021,024
Commercial Mortgage-Backed Securities - Non-Agency	—	172,330,084	4,305,213	176,635,297
Asset-Backed Securities - Non-Agency	—	287,468,330	4,256,659	291,724,989
U.S. Treasury Obligations	92,963,434	—	—	92,963,434
U.S. Government & Agency Obligations	—	75,979,585	—	75,979,585
Foreign Government Obligations	—	7,724,860	—	7,724,860
Municipal Bonds	—	37,421,161	—	37,421,161
Total Bonds	92,963,434	1,405,286,831	13,168,051	1,511,418,316
Other
Money Market Funds	81,057,366	—	—	81,057,366
Investments of Cash Collateral Received for Securities on Loan	—	6,065,100	—	6,065,100
Total Other	81,057,366	6,065,100	—	87,122,466
Total	174,020,800	1,411,351,931	13,168,051	1,598,540,782

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential	Commercial
	Mortgage-Backed	Mortgage-Backed	Asset-Backed
	Securities -	Securities -	Securities -
	Non-Agency ($)	Non-Agency ($)	Non-Agency ($)	Total ($)
Balance as of July 31, 2012	5,312,251	—	7,104,183	12,416,434
Accrued discounts/premiums	—	(22)	37,159	37,137
Realized gain (loss)	14,857	—	—	14,857
Change in unrealized appreciation (depreciation)(a)	21,955	8,938	(13,656)	17,237
Sales	(742,884)	(8,661)	(2,871,027)	(3,622,572)
Purchases	—	4,304,958	—	4,304,958
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of October 31, 2012	4,606,179	4,305,213	4,256,659	13,168,051

(a)Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2012 was $17,237, which is comprised of Residential Mortgage-Backed Securities - Non-Agency of $21,955, Commercial Mortgage-Backed Securities - Non-Agency of $8,938, and Asset-Backed Securities - Non-Agency of $(13,656).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Residential, Commercial and Asset Backed Securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Large Cap Growth Fund

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.2%
CONSUMER DISCRETIONARY 16.0%
Automobiles 0.7%
Ford Motor Co.	1,573,800	$17,563,608
Distributors 0.7%
LKQ Corp. (a)	882,200	18,429,158
Hotels, Restaurants & Leisure 1.9%
Las Vegas Sands Corp.	797,900	37,054,476
Yum! Brands, Inc.	151,000	10,586,610
Total		47,641,086
Internet & Catalog Retail 2.6%
Amazon.com, Inc. (a)	211,985	49,354,348
Expedia, Inc. (b)	268,400	15,875,860
Total		65,230,208
Media 4.5%
Comcast Corp., Class A (b)	785,300	29,456,603
Discovery Communications, Inc., Class A (a)(b)	370,000	21,837,400
DISH Network Corp., Class A	983,300	35,034,979
News Corp., Class A	1,222,600	29,244,592
Total		115,573,574
Multiline Retail 2.0%
Macy’s, Inc.	470,900	17,927,163
Target Corp.	517,800	33,009,750
Total		50,936,913
Specialty Retail 3.6%
Gap, Inc. (The)	775,100	27,686,572
Home Depot, Inc. (The)	824,200	50,589,396
Urban Outfitters, Inc. (a)	412,400	14,747,424
Total		93,023,392
TOTAL CONSUMER DISCRETIONARY		408,397,939
CONSUMER STAPLES 10.5%
Beverages 0.7%
Anheuser-Busch InBev NV, ADR	225,300	18,880,140
Food & Staples Retailing 4.3%
CVS Caremark Corp.	959,100	44,502,240
Wal-Mart Stores, Inc.	870,400	65,297,408
Total		109,799,648
Food Products 2.6%
Hershey Co. (The) (b)	356,000	24,510,600
Kraft Foods Group, Inc. (a)	560,766	25,503,637

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Mondelez International, Inc., Class A	599,300	$15,905,422
Total		65,919,659
Household Products 1.1%
Procter & Gamble Co. (The)	414,900	28,727,676
Personal Products 1.0%
Estee Lauder Companies, Inc. (The), Class A	438,200	27,001,884
Tobacco 0.8%
Philip Morris International, Inc.	219,505	19,439,363
TOTAL CONSUMER STAPLES		269,768,370
ENERGY 4.5%
Energy Equipment & Services 2.3%
Ensco PLC, Class A	487,200	28,169,904
National Oilwell Varco, Inc.	412,400	30,393,880
Total		58,563,784
Oil, Gas & Consumable Fuels 2.2%
Anadarko Petroleum Corp.	222,500	15,310,225
Chevron Corp.	123,620	13,624,160
Kinder Morgan Management LLC (c)	42,621	32
Pioneer Natural Resources Co. (b)	258,200	27,278,830
Total		56,213,247
TOTAL ENERGY		114,777,031
FINANCIALS 4.5%
Capital Markets 0.6%
BlackRock, Inc.	86,100	16,331,448
Commercial Banks 2.0%
Fifth Third Bancorp	1,585,200	23,032,956
Wells Fargo & Co.	855,500	28,821,795
Total		51,854,751
Diversified Financial Services 1.3%
Citigroup, Inc.	430,500	16,096,395
IntercontinentalExchange, Inc. (a)	128,900	16,885,900
Total		32,982,295
Real Estate Investment Trusts (REITs) 0.6%
Simon Property Group, Inc.	93,600	14,246,856

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
TOTAL FINANCIALS		115,415,350
HEALTH CARE 15.5%
Biotechnology 5.0%
Amgen, Inc.	436,900	$37,811,510
Gilead Sciences, Inc. (a)(b)	789,100	52,995,956
Onyx Pharmaceuticals, Inc. (a)(b)	248,500	19,472,460
Vertex Pharmaceuticals, Inc. (a)	384,000	18,524,160
Total		128,804,086
Health Care Equipment & Supplies 2.0%
Edwards Lifesciences Corp. (a)(b)	167,800	14,570,074
Hologic, Inc. (a)(b)	867,900	17,896,098
Zimmer Holdings, Inc.	266,900	17,137,649
Total		49,603,821
Health Care Providers & Services 2.2%
Express Scripts Holding Co. (a)	919,340	56,576,184
Life Sciences Tools & Services 1.4%
Thermo Fisher Scientific, Inc.	581,600	35,512,496
Pharmaceuticals 4.9%
Allergan, Inc.	434,380	39,059,450
Eli Lilly & Co.	364,600	17,730,498
Johnson & Johnson	373,800	26,472,516
Watson Pharmaceuticals, Inc. (a)	493,500	42,416,325
Total		125,678,789
TOTAL HEALTH CARE		396,175,376
INDUSTRIALS 9.8%
Aerospace & Defense 1.8%
Honeywell International, Inc.	761,000	46,603,640
Commercial Services & Supplies 1.9%
ADT Corp. (The) (a)	557,900	23,158,429
Tyco International Ltd.	939,300	25,238,991
Total		48,397,420
Construction & Engineering 0.6%
KBR, Inc.	570,100	15,882,986
Electrical Equipment 1.0%
Rockwell Automation, Inc.	356,600	25,339,996

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 1.4%
General Electric Co.	1,726,300	$36,355,878
Machinery 1.0%
Pall Corp. (b)	386,000	24,302,560
Road & Rail 2.1%
JB Hunt Transport Services, Inc.	487,000	28,586,900
Kansas City Southern	316,300	25,449,498
Total		54,036,398
TOTAL INDUSTRIALS		250,918,878
INFORMATION TECHNOLOGY 29.3%
Communications Equipment 3.6%
F5 Networks, Inc. (a)(b)	326,600	26,937,968
QUALCOMM, Inc.	1,126,080	65,960,136
Total		92,898,104
Computers & Peripherals 9.7%
Apple, Inc.	288,866	171,904,157
EMC Corp. (a)	2,080,310	50,801,170
NCR Corp. (a)	1,202,900	25,597,712
Total		248,303,039
Internet Software & Services 6.7%
eBay, Inc. (a)	1,106,500	53,432,885
Google, Inc., Class A (a)	145,756	99,080,556
LinkedIn Corp., Class A (a)	160,500	17,162,265
Total		169,675,706
IT Services 5.0%
Accenture PLC, Class A	409,700	27,617,877
Alliance Data Systems Corp. (a)(b)	222,100	31,771,405
Mastercard, Inc., Class A	98,400	45,355,512
Teradata Corp. (a)	343,340	23,453,555
Total		128,198,349
Semiconductors & Semiconductor Equipment 0.4%
Skyworks Solutions, Inc. (a)	466,600	10,918,440
Software 3.9%
Citrix Systems, Inc. (a)	367,293	22,702,380
Microsoft Corp.	1,245,900	35,551,757
Salesforce.com, Inc. (a)(b)	222,500	32,480,550
ServiceNow, Inc. (a)(b)	290,400	8,900,760
Total		99,635,447
TOTAL INFORMATION TECHNOLOGY		749,629,085

Issuer		Shares	Value

Common Stocks (continued)
MATERIALS 4.6%
Chemicals 4.6%
Agrium, Inc.		169,100	$17,846,814
Airgas, Inc.		136,696	12,161,843
LyondellBasell Industries NV, Class A		518,200	27,666,698
Monsanto Co.		396,100	34,092,327
PPG Industries, Inc.		234,000	27,396,720
Total			119,164,402
TOTAL MATERIALS			119,164,402
TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 1.5%
Verizon Communications, Inc.		843,400	37,649,376
TOTAL TELECOMMUNICATION SERVICES			37,649,376
Total Common Stocks (Cost: $2,062,823,584)			$2,461,895,807

Convertible Preferred Stocks 1.2%
INDUSTRIALS 1.2%
Aerospace & Defense 1.2%
United Technologies Corp., 7.500% (b)		542,400	29,495,712
TOTAL INDUSTRIALS			29,495,712
Total Convertible Preferred Stocks (Cost: $28,485,724)			$29,495,712
		Shares	Value

Money Market Funds 3.0%
Columbia Short-Term Cash Fund, 0.149% (d)(e)		76,435,457	$76,435,457
Total Money Market Funds (Cost: $76,435,457)			$76,435,457
Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 7.7%
Asset-Backed Commercial Paper 0.8%
Aspen Funding Corp.
11/01/12	0.220%	9,999,573	$9,999,573
Salisbury Receivables Co. LLC

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
11/15/12	0.310%	$4,996,254	$4,996,254
11/16/12	0.310%	4,996,211	4,996,211
Total			19,992,038
Certificates of Deposit 0.6%
Credit Suisse
11/08/12	0.378%	5,000,000	5,000,000
National Bank of Canada
11/09/12	0.279%	5,000,000	5,000,000
Norinchukin Bank
11/09/12	0.497%	5,000,000	5,000,000
Total			15,000,000
Commercial Paper 0.2%
Bank of New Zealand
11/02/12	0.334%	7,000,000	7,000,000
Other Short-Term Obligations 0.2%
Natixis Financial Products LLC
11/01/12	0.520%	5,000,000	5,000,000
Repurchase Agreements 5.9%
Deutsche Bank AG dated 10/31/12, matures 11/01/12, repurchase price $88,421,963 (f)
	0.350%	88,421,103	88,421,103
Mizuho Securities USA, Inc. dated 10/31/12, matures 11/01/12, repurchase price $25,000,278 (f)
	0.400%	25,000,000	25,000,000
Natixis Financial Products, Inc. dated 10/31/12, matures 11/01/12, repurchase price $37,000,391 (f)
	0.380%	37,000,000	37,000,000
Total			150,421,103
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $197,413,141)			$197,413,141
Total Investments
(Cost: $2,365,157,906) (g)			$2,765,240,117(h)
Other Assets & Liabilities, Net			(206,762,009)
Net Assets			$2,558,478,108

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At October 31, 2012, security was partially or fully on loan.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2012 was $32, representing less than 0.01% of net assets. Information concerning such security holdings at October 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Kinder Morgan Management LLC	12-18-02 - 01-18-05	10

(d)	The rate shown is the seven-day current annualized yield at October 31, 2012.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	45,679,584	214,125,274	(183,369,401)	—	76,435,457	26,274	76,435,457

(f)

The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Deutsche Bank AG (0.350%)

Security Description	Value ($)

United States Treasury Strip Coupon	90,189,525
Total Market Value of Collateral Securities	90,189,525

Mizuho Securities USA, Inc. (0.400%)

Security Description	Value ($)

Fannie Mae Pool	16,382,901
Fannie Mae REMICS	2,670,311
Freddie Mac Gold Pool	1,072,273
Freddie Mac Non Gold Pool	997,035
Freddie Mac REMICS	2,766,197
Government National Mortgage Association	1,611,283
Total Market Value of Collateral Securities	25,500,000

Natixis Financial Products, Inc. (0.380%)

Security Description	Value ($)

Fannie Mae Pool	5,984,075
Fannie Mae REMICS	6,389,930
Fannie Mae-Aces	106,226
Freddie Mac Gold Pool	42,156
Freddie Mac Non Gold Pool	1,316,295
Freddie Mac REMICS	3,278,172
Ginnie Mae I Pool	1,011,065
Ginnie Mae II Pool	3,235,961
Government National Mortgage Association	16,376,518
Total Market Value of Collateral Securities	37,740,398

(g)

At October 31, 2012, the cost of securities for federal income tax purposes was approximately $2,365,158,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$434,388,000
Unrealized Depreciation	(34,306,000)
Net Unrealized Appreciation	$400,082,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	408,397,939	—	—	408,397,939
Consumer Staples	269,768,370	—	—	269,768,370
Energy	114,776,999	32	—	114,777,031
Financials	115,415,350	—	—	115,415,350
Health Care	396,175,376	—	—	396,175,376
Industrials	250,918,878	—	—	250,918,878
Information Technology	749,629,085	—	—	749,629,085
Materials	119,164,402	—	—	119,164,402
Telecommunication Services	37,649,376	—	—	37,649,376
Convertible Preferred Stocks
Industrials	29,495,712	—	—	29,495,712
Total Equity Securities	2,491,391,487	32	—	2,491,391,519
Other
Money Market Funds	76,435,457	—	—	76,435,457
Investments of Cash Collateral Received for Securities on Loan	—	197,413,141	—	197,413,141
Total Other	76,435,457	197,413,141	—	273,848,598
Total	2,567,826,944	197,413,173	—	2,765,240,117

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Oregon Intermediate Municipal Bond Fund

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 95.4%
AIRPORT 1.6%
Port of Portland Revenue Bonds Passenger Facility Charge Series 2011
07/01/27	5.500%	$6,635,000	$7,959,611
ASSISTED LIVING 0.4%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Robinson Jewish Home
Series 2005
10/01/19	5.000%	1,000,000	1,017,310
10/01/24	5.125%	1,000,000	1,007,490
Total			2,024,800
HIGHER EDUCATION 3.6%
City of Forest Grove Revenue Bonds Campus Improvement-Pacific University Project Series 2009
05/01/30	6.000%	1,500,000	1,549,665
City of Portland Refunding Revenue Bonds Broadway Project Series 2008A
04/01/23	6.250%	3,250,000	3,877,867
Oregon Health & Science University
Revenue Bonds
Series 2012A
07/01/18	5.000%	1,000,000	1,188,260
Oregon Health & Science University (a)
Revenue Bonds
Capital Appreciation-Independent School District
Series 1996A (NPFGC)
07/01/21	0.000%	9,700,000	7,420,597
Oregon State Facilities Authority
Revenue Bonds
Limited College Project
Series 2010A
10/01/34	5.000%	1,975,000	2,175,384
Linfield College Project
Series 2005A
10/01/20	5.000%	1,825,000	1,955,597
Total			18,167,370
HOSPITAL 9.8%
Astoria Hospital Facilities Authority
Refunding Revenue Bonds
Columbia Memorial Hospital
Series 2012
08/01/26	5.000%	1,200,000	1,296,024
08/01/27	5.000%	1,260,000	1,361,266
08/01/31	5.000%	1,635,000	1,754,911

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Deschutes County Hospital Facilities Authority Refunding Revenue Bonds Cascade Health Services, Inc. Series 2008
01/01/23	7.375%	$2,000,000	$2,501,940
Multnomah County Hospital Facilities Authority
Revenue Bonds
Adventist Health West
Series 2009A
09/01/21	5.000%	3,685,000	4,249,431
Providence Health Systems
Series 2004
10/01/13	5.250%	1,045,000	1,091,377
10/01/16	5.250%	2,970,000	3,225,479
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2011A
05/01/20	5.250%	5,000,000	6,071,000
Legacy Health Systems
Series 2010A
03/15/15	5.000%	1,000,000	1,087,710
03/15/16	5.000%	1,500,000	1,675,230
Peacehealth
Series 2009A
11/01/17	5.000%	4,450,000	5,286,867
11/01/19	5.000%	3,695,000	4,418,370
Samaritan Health Services
Series 2010A
10/01/22	5.000%	3,450,000	3,955,839
10/01/23	5.000%	2,000,000	2,274,300
Revenue Bonds
Providence Health Services
Series 2011C
10/01/14	4.000%	1,625,000	1,728,513
Salem Hospital Facility Authority
Revenue Bonds
Salem Hospital Project
Series 2006A
08/15/27	5.000%	3,500,000	3,735,025
Series 2008A
08/15/15	5.750%	785,000	881,053
08/15/18	5.250%	2,500,000	2,964,575
Total			49,558,910
INDEPENDENT POWER 0.8%
Western Generation Agency
Revenue Bonds
Wauna Cogeneration Project
Series 2006A
01/01/20	5.000%	1,000,000	1,003,850
01/01/21	5.000%	3,000,000	3,002,910
Total			4,006,760

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INVESTOR OWNED 0.8%
Port of Morrow Refunding Revenue Bonds Portland General Electric Series 1998A (b)
05/01/33	5.000%	$3,750,000	$4,235,588
LOCAL GENERAL OBLIGATION 35.9%
Benton & Linn Counties Consolidated School District No. 509J & 509A Unlimited General Obligation Refunding Bonds Series 2007 (AGM)
06/15/20	5.000%	5,000,000	6,240,350
Canyonville South Umpqua Rural Fire Protection District Unlimited General Obligation Bonds Series 2001
07/01/31	5.400%	610,000	610,592
Central Oregon Community College District Unlimited General Obligation Bonds Series 2010
06/15/24	4.750%	2,580,000	3,076,676
City of Hillsboro
Limited General Obligation Refunding Bonds
Series 2012
06/01/24	4.000%	1,875,000	2,169,244
06/01/25	4.000%	1,875,000	2,152,500
City of Portland
Limited General Obligation Refunding Bonds
Arena
Series 2005B
06/01/16	5.000%	3,075,000	3,425,089
Limited Tax
Series 2011A
06/01/23	5.000%	6,140,000	7,570,252
City of Portland (a)
Limited Tax General Obligation Bonds
Series 2001B
06/01/16	0.000%	3,500,000	3,382,225
06/01/18	0.000%	4,000,000	3,653,760
06/01/19	0.000%	4,000,000	3,523,000
06/01/20	0.000%	4,000,000	3,412,920
City of Salem
Limited General Obligation Bonds
Series 2009
06/01/26	5.000%	3,315,000	3,921,512
Unlimited General Obligation Bonds
Series 2009
06/01/19	5.000%	2,025,000	2,512,397
06/01/20	5.000%	880,000	1,071,611
Clackamas & Washington Counties School District No. 3
Unlimited General Obligation Bonds
West Linn-Wilsonville
Series 2009
06/15/24	5.000%	4,150,000	5,030,256
Clackamas & Washington Counties School District No. 3 (a)
Unlimited General Obligation Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Series 2003A (NPFGC/FGIC)
06/15/17	0.000%	$4,000,000	$3,773,640
Clackamas Community College District Unrefunded Unlimited General Obligation Bonds Series 2001 (NPFGC/FGIC)
06/15/15	5.250%	110,000	110,658
Clackamas County School District No. 108 Estacada Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
06/15/25	5.500%	2,485,000	3,388,049
Clackamas County School District No. 115 Unlimited General Obligation Bonds Series 2006A (NPFGC) (a)
06/15/25	0.000%	2,250,000	1,356,075
Clackamas County School District No. 12 North Clackamas Unlimited General Obligation Bonds Series 2007B (AGM)
06/15/22	5.000%	4,000,000	4,699,240
Clackamas County School District No. 46 Oregon Trail
Unlimited General Obligation Bonds
Series 2009A
06/15/25	5.000%	4,350,000	5,136,741
06/15/26	5.000%	3,000,000	3,531,120
Clackamas County School District No. 86 Unlimited General Obligation Refunding Bonds Canby Series 2012A
06/15/19	4.000%	1,000,000	1,185,180
Columbia County School District No. 502 Unlimited General Obligation Bonds Series 1999 (NPFGC/FGIC) (a)
06/01/14	0.000%	1,025,000	1,012,762
Columbia Gorge Community College District
Unlimited General Obligation Refunding Bonds
Series 2012
06/15/18	3.000%	810,000	897,674
06/15/19	2.500%	1,010,000	1,091,093
06/15/20	3.000%	805,000	887,488
Columbia Multnomah & Washington Counties School District No. 1J
Unlimited General Obligation Bonds
Scappoose School District
Series 2009
06/15/23	5.000%	1,000,000	1,188,480
06/15/24	5.000%	1,165,000	1,378,510
06/15/25	5.000%	1,275,000	1,505,596
County of Clackamas Limited General Obligation Bonds Series 2007 (NPFGC)
06/01/27	4.125%	2,000,000	2,138,620
County of Lane
Limited General Obligation Bonds
Series 2009A
11/01/24	5.000%	1,000,000	1,193,250

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
11/01/25	5.000%	$1,140,000	$1,354,571
Deschutes & Jefferson Counties School District No. 2J Redmond Unlimited General Obligation Bonds Series 2004B (NPFGC/FGIC) (a)
06/15/22	0.000%	2,335,000	1,834,866
Deschutes County Administrative School District No. 1 Bend-La Pine Unlimited General Obligation Bonds Series 2007 (NPFGC/FGIC)
06/15/20	4.500%	5,000,000	5,700,100
Jackson County School District No. 549C Medford
Unlimited General Obligation Bonds
Series 2008
06/15/27	4.625%	1,500,000	1,684,215
06/15/28	4.625%	1,660,000	1,856,843
Jackson County School District No. 9 Eagle Point
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/20	5.500%	1,000,000	1,289,260
06/15/21	5.500%	1,410,000	1,838,866
Jefferson County School District No. 509J Unlimited General Obligation Bonds Series 2002 (NPFGC/FGIC)
06/15/18	5.250%	1,075,000	1,079,246
Josephine County School District
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC/FGIC)
12/15/15	5.000%	1,000,000	1,138,320
12/15/16	5.000%	1,000,000	1,177,230
Lane & Douglas Counties School District No. 45J3
Unlimited General Obligation Refunding Bonds
South Lane
Series 2012
06/15/19	3.000%	1,410,000	1,565,072
06/15/20	3.000%	1,000,000	1,102,470
06/15/21	3.000%	1,610,000	1,767,716
Lane Community College
Unlimited General Obligation Bonds
Series 2009
06/15/17	4.250%	2,195,000	2,544,466
06/15/18	4.250%	2,000,000	2,358,200
Series 2012
06/15/23	5.000%	1,000,000	1,250,290
Lane County School District No. 19 Springfield Unlimited General Obligation Refunding Bonds Series 1997 (NPFGC/FGIC)
10/15/14	6.000%	1,310,000	1,440,306
Lane County School District No. 4J Eugene Unlimited General Obligation Refunding Bonds Series 2002
07/01/13	5.250%	1,000,000	1,033,420

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Linn Benton Community College District Unlimited General Obligation Bonds Series 2001 (NPFGC/FGIC) (a)
06/15/13	0.000%	$1,000,000	$993,500
Linn County Community School District No. 9 Lebanon Unrefunded Unlimited General Obligation Bonds Series 2001 (NPFGC/FGIC)
06/15/15	5.250%	305,000	314,156
Madras Aquatic Center District Unlimited General Obligation Bonds Series 2005
06/01/22	5.000%	1,695,000	1,803,158
Portland Community College District Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
06/15/16	5.000%	4,750,000	5,299,860
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2009A
06/15/15	4.000%	3,850,000	4,195,576
06/15/16	5.000%	2,500,000	2,887,950
Unlimited General Obligation Refunding Bonds
Marion & Polk Counties
Series 2004
06/15/13	5.000%	2,285,000	2,352,476
Tri-County Metropolitan Transportation District
Refunding Revenue Bonds
Limited Tax Pledge
Series 2005A (AGM)
09/01/17	5.000%	4,250,000	4,774,110
Series 2003A
09/01/15	5.000%	1,000,000	1,015,040
Revenue Bonds
Series 2009A
09/01/18	4.000%	1,000,000	1,180,760
09/01/21	4.250%	1,815,000	2,106,834
Series 2012-A
09/01/26	5.000%	3,660,000	4,561,641
Tualatin Hills Park & Recreation District Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC/FGIC)
03/01/14	5.750%	990,000	1,060,775
Umatilla County School District No. 8R Hermiston Unlimited General Obligation Bonds Series 2010
06/15/29	4.500%	2,360,000	2,737,152
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/19	5.000%	850,000	1,054,807
06/15/21	5.000%	6,575,000	8,308,301
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (a)
Limited General Obligation Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Series 2000
06/15/18	0.000%	$2,700,000	$2,383,047
Washington Clackamas & Yamhill Counties School District No. 88J Unlimited General Obligation Bonds Sherwood Series 2007B (NPFGC)
06/15/23	4.500%	8,125,000	8,975,119
Washington County School District No. 1 West Union
Unlimited General Obligation Refunding Bonds
Series 1998
11/01/13	5.000%	1,100,000	1,151,656
Washington County School District No. 1 West Union (a)
Unlimited General Obligation Bonds
Capital Appreciation-Hillsboro
Series 2006 (NPFGC)
06/15/25	0.000%	4,065,000	2,452,658
Washington County School District No. 15 Forest Grove Unlimited General Obligation Bonds Series 2012A
06/15/24	5.000%	1,780,000	2,201,664
Yamhill Clackamas & Washington Counties School District No. 29J Newberg Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
06/15/21	5.500%	1,000,000	1,290,070
Total			181,342,327
MULTI-FAMILY 1.7%
City of Forest Grove Revenue Bonds Oak Tree Foundation Project Series 2007
03/01/37	5.500%	4,000,000	4,089,240
City of Portland Revenue Bonds Headwaters Apartments Project Series 2005A
04/01/25	5.000%	1,565,000	1,716,367
Clackamas County Housing Authority
Revenue Bonds
Senior Lien-Easton Ridge
Series 1996A
12/01/16	5.800%	1,160,000	1,160,766
12/01/26	5.900%	1,750,000	1,751,067
Total			8,717,440
MUNICIPAL POWER 2.5%
City of Eugene
Refunding Revenue Bonds
Electric Utility System
Series 2011A
08/01/28	5.000%	2,200,000	2,641,254
08/01/29	5.000%	3,410,000	4,082,077
Emerald People’s Utility District

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER (CONTINUED)
Refunding Revenue Bonds
Series 1996 (NPFGC/FGIC)
11/01/12	7.350%	$2,490,000	$2,490,451
11/01/13	7.350%	2,675,000	2,846,147
Series 2003A (AGM)
11/01/20	5.250%	605,000	630,573
Total			12,690,502
OTHER BOND ISSUE 1.0%
Oregon State Facilities Authority Revenue Bonds Goodwill Industries Lane County Series 1998A (c)
11/15/22	6.650%	2,590,000	2,592,150
Puerto Rico Housing Finance Authority Subordinated Revenue Bonds Capital Fund Modernization Series 2008 (d)
12/01/13	5.000%	2,455,000	2,558,036
Total			5,150,186
PORTS 0.5%
Port of Morrow
Refunding Revenue Bonds
Series 2007
06/01/20	4.875%	750,000	750,337
06/01/25	5.000%	1,000,000	1,000,170
Port of St. Helen’s
Revenue Bonds
Series 1999
08/01/14	5.600%	135,000	135,180
08/01/19	5.750%	425,000	425,357
Total			2,311,044
RECREATION 4.9%
Oregon State Department of Administrative Services
Revenue Bonds
Series 2008A
04/01/24	5.000%	3,130,000	3,700,536
Series 2009A
04/01/21	5.000%	5,000,000	6,067,650
04/01/22	5.000%	5,000,000	5,985,600
04/01/27	5.000%	4,000,000	4,676,560
Series 2012B
04/01/18	3.000%	3,600,000	3,992,796
Unrefunded Revenue Bonds
Series 2003A (AGM)
04/01/14	5.000%	380,000	396,462
Total			24,819,604

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED 5.2%
Benton & Linn Counties Consolidated School District No. 509J & 509A Prerefunded 06/01/13 Unlimited General Obligation Bonds Series 2003 (AGM)
06/01/17	5.000%	$2,665,000	$2,738,581
City of Portland
Tax Allocation Bonds
Series 2003A (AMBAC)
06/15/17	5.000%	1,500,000	1,544,595
06/15/18	5.000%	3,070,000	3,161,271
06/15/20	5.000%	2,000,000	2,059,460
Linn County Community School District No. 9 Lebanon
Prerefunded 06/15/13 Unlimited General Obligation Bonds
Series 2001 (FGIC)
06/15/15	5.250%	255,000	261,602
06/15/21	5.550%	2,000,000	2,066,420
North Clackamas Parks & Recreation District Revenue Bonds Recreational Facilities Series 1993 Escrowed to Maturity
04/01/13	5.700%	440,000	449,812
Oregon Department of Transportation Prerefunded 11/15/12 Revenue Bonds Series 2002A
11/15/16	5.500%	2,500,000	2,505,175
Oregon State Department of Administrative Services
Prerefunded 10/01/13 Revenue Bonds
Series 2003A (AGM)
04/01/14	5.000%	1,450,000	1,513,017
Prerefunded 11/01/12 Certificate of Participation
Series 2002E (AGM)
11/01/13	5.000%	1,470,000	1,470,000
Puerto Rico Public Finance Corp. Unrefunded Revenue Bonds Commonwealth Appropriations Series 2002E Escrowed to Maturity (d)
08/01/26	6.000%	5,000,000	7,156,000
State of Oregon Prerefunded 08/01/014 Unlimited General Obligation Refunding Bonds Series 2004D
08/01/24	5.000%	165,000	178,444
Virgin Islands Public Finance Authority Revenue Bonds Series 1989A Escrowed to Maturity (d)
10/01/18	7.300%	870,000	1,064,436
Total			26,168,813
RETIREMENT COMMUNITIES 0.9%
Multnomah County Hospital Facilities Authority
Refunding Revenue Bonds
Terwilliger Plaza, Inc.
Series 2012
12/01/20	5.000%	1,250,000	1,419,425

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
12/01/22	5.000%	$500,000	$561,845
12/01/29	5.000%	1,200,000	1,293,648
Revenue Bonds
Terwilliger Plaza Project
Series 2006A
12/01/26	5.250%	1,400,000	1,456,182
Total			4,731,100
SINGLE FAMILY 2.4%
Oregon State Housing & Community Services Department
Revenue Bonds
Single Family Mortgage
Series 2008G
07/01/28	5.200%	4,185,000	4,568,011
Single Family Mortgage Program
Series 2001Q
07/01/15	4.700%	300,000	300,834
07/01/17	4.900%	300,000	300,732
Series 2010A
07/01/27	5.250%	790,000	859,860
Series 2011A (FHLMC)
07/01/25	5.250%	2,370,000	2,718,722
Series 2011B
07/01/28	5.250%	1,960,000	2,159,077
Series 2011J
07/01/24	5.150%	935,000	936,608
Total			11,843,844
SPECIAL NON PROPERTY TAX 6.2%
Oregon Department of Transportation
Refunding Revenue Bonds
Series 2012A
11/15/22	5.000%	5,000,000	6,442,250
Revenue Bonds
Senior Lien
Series 2007A
11/15/16	5.000%	6,305,000	7,411,780
Series 2009A
11/15/27	4.750%	7,000,000	8,078,070
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2003AA-1 (AGM) (d)
07/01/26	4.950%	2,940,000	3,178,110
Territory of Guam Revenue Bonds Series 2011A (d)
01/01/31	5.000%	1,100,000	1,235,729
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A (d)
10/01/25	5.000%	4,410,000	4,921,119
Total			31,267,058

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX 4.7%
City of Keizer Special Assessment Bonds Keizer Station Area Series 2008A
06/01/31	5.200%	$4,455,000	$4,896,134
City of Portland
Refunding Tax Allocation Bonds
2nd Lien-Downtown
Series 2011
06/15/18	5.000%	3,095,000	3,666,925
Senior Lien-Oregon Convention Center
Series 2011
06/15/20	5.000%	4,305,000	5,212,494
Tax Allocation Bonds
Central Eastside
Series 2011B
06/15/26	5.000%	1,580,000	1,758,982
06/15/27	5.000%	1,370,000	1,518,631
Lents Town Center
Series 2010B
06/15/25	5.000%	1,550,000	1,767,295
06/15/26	5.000%	1,440,000	1,633,925
Redmond Urban Renewal Agency
Tax Allocation Bonds
Downtown Urban Renewal Area
Series 1999B
06/01/13	5.650%	190,000	190,599
06/01/19	5.850%	785,000	787,041
Seaside Urban Renewal Agency Tax Allocation Bonds Greater Seaside Urban Renewal Series 2001
06/01/15	5.250%	635,000	636,492
Veneta Urban Renewal Agency
Revenue Bonds
Urban Renewal
Series 2001
02/15/16	5.375%	575,000	576,351
02/15/21	5.625%	1,100,000	1,102,090
Total			23,746,959
STATE APPROPRIATED 3.8%
Oregon State Department of Administrative Services
Certificate of Participation
Series 2007A (NPFGC/FGIC)
05/01/24	5.000%	2,630,000	3,040,438
05/01/25	5.000%	2,780,000	3,213,847
05/01/26	5.000%	2,800,000	3,180,436
Series 2009A
05/01/23	5.000%	3,100,000	3,620,366
Refunding Certificate of Participation
Series 2012A
05/01/17	5.000%	5,320,000	6,301,433
Total			19,356,520
STATE GENERAL OBLIGATION 2.3%
State of Oregon

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE GENERAL OBLIGATION (CONTINUED)
Unlimited General Obligation Refunding Bonds
Oregon University System
Series 2012A
08/01/19	5.000%	$5,000,000	$6,279,350
Unrefunded Unlimited General Obligation Refunding Bonds
Series 2004D
08/01/24	5.000%	3,455,000	3,712,225
State of Oregon (a)
Unlimited General Obligation Bonds
State Board of Higher Education
Series 2001A
08/01/17	0.000%	1,050,000	992,932
State Higher Board of Education
Series 1996A
08/01/14	0.000%	490,000	485,198
Total			11,469,705
TRANSPORTATION 1.1%
Tri-County Metropolitan Transportation District Revenue Bonds Capital Grant Receipt Series 2011A
10/01/25	5.000%	4,775,000	5,760,847
WATER & SEWER 5.3%
City of Myrtle Point Water Revenue Bonds Series 2000
12/01/20	6.000%	510,000	510,326
City of Portland Sewer System
Refunding Revenue Bonds
1st Lien
Series 2008A
06/15/17	5.000%	1,500,000	1,785,735
Revenue Bonds
First Lien
Series 2004A (AGM)
10/01/21	4.250%	2,500,000	2,660,625
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2006B
10/01/16	5.000%	5,330,000	6,259,072
Revenue Bonds
Series 2004B
10/01/13	5.000%	730,000	762,105
City of Sutherlin Water Revenue Bonds BAN Series 2012
11/15/13	1.400%	1,230,000	1,230,800
City of Woodburn
Refunding Revenue Bonds
Series 2011A
03/01/18	3.000%	1,115,000	1,196,875
03/01/19	5.000%	3,490,000	4,157,637

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
03/01/22	5.000%	$4,620,000	$5,616,257
Washington County Clean Water Services Refunding Revenue Bonds Senior Lien Series 2004 (NPFGC)
10/01/13	5.000%	2,310,000	2,409,630
Total			26,589,062
Total Municipal Bonds (Cost: $441,291,191)			$481,918,050

	Shares	Value

Money Market Funds 3.5%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (e)	9,509,037	$9,509,037
JPMorgan Tax Free Money Market Fund, 0.000% (e)	8,130,839	8,130,839
Total Money Market Funds (Cost: $17,639,876)		$17,639,876
Total Investments (Cost: $458,931,067) (f)		$499,557,926(g)
Other Assets & Liabilities, Net		5,736,925
Total Net Assets		$505,294,851

Notes to Portfolio of Investments

(a)	Zero coupon bond.
(b)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2012.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2012 was $2,592,150, representing 0.51% of net assets. Information concerning such security holdings at October 31, 2012 was as follows:

Security Description		Acquisition Dates	Cost ($)
Oregon State Facilities Authority
Revenue Bonds
Goodwill Industries Lane County
Series 1998A
11/15/22	6.650%	06-17-98	2,590,000

(d)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2012, the value of these securities amounted to $20,113,430 or 3.98% of net assets.

(e)	The rate shown is the seven-day current annualized yield at October 31, 2012.
(f)

At October 31, 2012, the cost of securities for federal income tax purposes was approximately $458,931,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$40,687,000
Unrealized Depreciation	(60,000)
Net Unrealized Appreciation	$40,627,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	481,918,050	—	481,918,050
Total Bonds	—	481,918,050	—	481,918,050
Other
Money Market Funds	17,639,876	—	—	17,639,876
Total Other	17,639,876	—	—	17,639,876
Total	17,639,876	481,918,050	—	499,557,926

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Tax-Exempt Fund

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 95.4%

ALABAMA 0.3%
County of Jefferson Sewer Refunding Revenue Bonds Series 1997A (FGIC)
02/01/22	5.625%	$570,000	$428,463
County of Jefferson
Revenue Bonds
Series 2004A
01/01/19	5.250%	2,790,000	2,788,326
01/01/23	5.250%	7,500,000	7,491,825
Selma Industrial Development Board Revenue Bonds Gulf Opportunity Zone-International Paper Series 2010
05/01/34	5.800%	4,900,000	5,551,455
Total			16,260,069

ALASKA 0.7%
Alaska Energy Authority
Refunding Revenue Bonds
Bradley Lake
3rd Series 1999 (AGM)
07/01/14	6.000%	2,000,000	2,161,200
4th Series 2000 (AGM)
07/01/20	6.000%	4,145,000	5,253,912
07/01/21	6.000%	2,395,000	3,066,007
City of Koyukuk (a)
Revenue Bonds
Tanana Chiefs Conference Health Care
Series 2011
10/01/32	7.500%	18,330,000	20,083,448
10/01/41	7.750%	4,350,000	4,778,040
Total			35,342,607

ARIZONA 1.4%
Arizona Health Facilities Authority Revenue Bonds Banner Health Series 2008D
01/01/32	5.375%	7,800,000	8,719,776
Arizona Transportation Board Revenue Bonds Maricopa County Regional Area Road Fund Series 2007
07/01/25	5.000%	1,500,000	1,737,690
Arizona Water Infrastructure Finance Authority Revenue Bonds Water Quality Series 2008A
10/01/22	5.000%	1,500,000	1,796,505
City of Tucson Unlimited General Obligation Bonds Series 1984G (NPFGC/FGIC)
07/01/14	7.625%	3,140,000	3,496,767

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ARIZONA (CONTINUED)
Glendale Industrial Development Authority Revenue Bonds Midwestern University Series 2010
05/15/35	5.000%	$13,750,000	$14,720,200
Maricopa County Industrial Development Authority Revenue Bonds Catholic Healthcare West Series 2004A
07/01/26	5.500%	5,000,000	5,291,250
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Edison Co. Series 2000B
06/01/35	5.000%	9,775,000	10,881,530
Pima County Industrial Development Authority Revenue Bonds GNMA Mortgage-Backed Securities Series 1989 Escrowed to Maturity AMT (b)
09/01/21	8.200%	10,665,000	14,603,798
Salt Verde Financial Corp. Revenue Bonds Senior Series 2007
12/01/32	5.000%	5,400,000	6,238,512
Total			67,486,028

CALIFORNIA 13.4%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Community
Series 2011
07/01/26	6.125%	3,420,000	4,005,025
07/01/41	6.125%	7,015,000	8,003,484
Revenue Bonds
San Diego Hospital Association
Series 2003C
03/01/20	5.375%	1,320,000	1,386,145
Sharp Healthcare
Series 2009
08/01/39	6.250%	4,000,000	4,740,480
Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003 (a)(c)
07/01/18	6.000%	2,000,000	1,968,960
Cabazon Band Mission Indians (a)(c)(d)(e)
Revenue Bonds
Series 2004
10/01/13	13.000%	400,000	240,000
10/01/15	8.375%	1,740,000	1,071,231
Cabazon Band Mission Indians (a)(d)(e)
Revenue Bonds
Series 2004
10/01/19	8.750%	8,670,000	5,160,991
Series 2010

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)
10/01/20	8.375%	$1,415,000	$849,000
California Educational Facilities Authority Revenue Bonds Loyola Marymount University Series 2001A (NPFGC) (f)
10/01/17	0.000%	2,525,000	2,254,269
California Health Facilities Financing Authority
Prerefunded 10/01/18 Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	110,000	144,542
Revenue Bonds
Kaiser Permanente
Series 2006A
04/01/39	5.250%	4,500,000	4,788,675
Providence Health & Services
Series 2008C
10/01/28	6.250%	2,000,000	2,382,180
Unrefunded Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	7,890,000	9,390,757
California Housing Finance Agency (b)
Revenue Bonds
Home Mortgage
Series 2006H (FGIC) AMT
08/01/30	5.750%	3,310,000	3,452,694
Series 2006K AMT
02/01/42	5.500%	4,970,000	5,145,988
California Municipal Finance Authority
Revenue Bonds
American Heritage Education Foundation Project
Series 2006A
06/01/36	5.250%	1,750,000	1,603,963
Biola University
Series 2008
10/01/34	5.875%	4,000,000	4,341,600
California Municipal Finance Authority (b)(c)(d)
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
12/01/15	3.950%	1,415,000	1,415,962
12/01/32	7.500%	1,925,000	2,040,577
California State Department of Veterans Affairs Revenue Bonds Series 2007A AMT (b)
12/01/22	4.850%	1,390,000	1,467,228
California State Public Works Board
Revenue Bonds
Various Capital Projects
Series 2012A
04/01/37	5.000%	4,660,000	5,056,799
Subordinated Series 2009I-1
11/01/29	6.125%	6,000,000	7,380,120
California Statewide Communities Development Authority
Revenue Bonds
Aspire Public Schools

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)
Series 2010
07/01/30	6.000%	$3,570,000	$3,684,561
John Muir Health
Series 2006A
08/15/32	5.000%	1,000,000	1,099,630
Kaiser Permanente
Series 2006B
03/01/45	5.250%	13,000,000	13,797,550
University of California Irvine East Campus Apartments
Series 2008
05/15/32	5.750%	5,500,000	5,942,640
California Statewide Communities Development Authority (c)
Revenue Bonds
Thomas Jefferson School of Law
Series 2008A
10/01/26	7.000%	10,235,000	10,852,682
Castaic Lake Water Agency Certificate of Participation Capital Appreciation-Water System Improvement Project Series 1999 (AMBAC) (f)
08/01/24	0.000%	9,445,000	6,080,597
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/22	4.000%	1,500,000	1,492,695
09/01/24	5.000%	1,110,000	1,184,559
09/01/25	5.000%	790,000	840,442
09/01/26	5.000%	1,230,000	1,301,414
09/01/27	5.000%	1,280,000	1,338,611
City of Pomona Refunding Revenue Bonds Mortgage-Backed Securities Series 1990A (GNMA/FNMA)
05/01/23	7.600%	7,445,000	9,925,078
City of San Jose
Revenue Bonds
Series 2001A (NPFGC/FGIC)
03/01/31	5.000%	4,855,000	4,869,128
City of San Jose (b)
Revenue Bonds
Series 2007A (AMBAC) AMT
03/01/15	5.000%	3,000,000	3,251,250
03/01/16	5.000%	3,000,000	3,311,760
City of Vernon Electric System Revenue Bonds Series 2009A
08/01/21	5.125%	2,500,000	2,814,200
County of Sacramento Airport System Revenue Bonds Senior Series 2009B
07/01/39	5.750%	4,000,000	4,560,200
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 1999
01/15/40	5.750%	4,100,000	4,101,722
Foothill-Eastern Transportation Corridor Agency (f)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)
Revenue Bonds
Capital Appreciation-Senior Lien
Series 1995A Escrowed to Maturity
01/01/18	0.000%	$10,000,000	$9,424,700
Fremont Union High School District Unlimited General Obligation Bonds Election of 2008 Series 2008
08/01/30	4.750%	3,925,000	4,419,275
Huntington Beach Community Facilities District Special Tax Bonds Grand Coast Resort No. 2000-1 Series 2001
09/01/31	6.450%	1,850,000	1,872,977
Lakeside Union School District San Diego County Unlimited General Obligation Bonds Series 2009
08/01/33	5.000%	5,000,000	5,685,250
Lammersville School District Community Facilities District No. 2002 Special Tax Bonds Mountain House Series 2006
09/01/35	5.125%	875,000	878,413
Los Angeles County Schools Regionalized Business Services Corp. Certificate of Participation Capital Appreciation-Pooled Financing Series 1999A (AMBAC) (f)
08/01/22	0.000%	2,180,000	1,368,560
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009I
07/01/29	5.000%	4,800,000	5,603,568
May Farms Community Facilities District Special Tax Bonds Series 1991-90-2 Escrowed to Maturity
10/01/21	8.750%	6,165,000	9,511,978
Norwalk-La Mirada Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2005B (NPFGC/FGIC) (f)
08/01/23	0.000%	9,790,000	6,395,024
Orange Unified School District Community Facilities District No. 2005-2 Special Tax Bonds Del Rio School Facilities Series 2007
09/01/37	5.000%	1,000,000	987,320
Palmdale Community Redevelopment Agency Revenue Bonds Series 1986D Escrowed to Maturity (FHA) AMT (b)
04/01/16	8.000%	7,000,000	8,765,400

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)
Riverside County Public Financing Authority Certificate of Participation Series 1999
05/15/29	5.800%	$5,650,000	$3,057,554
San Diego Public Facilities Financing Authority Sewer
Revenue Bonds
Senior Series 2009A
05/15/34	5.250%	4,500,000	5,174,820
05/15/39	5.250%	17,000,000	19,407,200
San Francisco City & County Public Utilities Commission Water Revenue Bonds Series 2006A (AGM)
11/01/31	4.500%	15,000,000	15,937,200
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment
Series 2009D
08/01/31	6.500%	500,000	553,325
08/01/39	6.625%	1,500,000	1,661,040
San Joaquin Hills Transportation Corridor Agency
Revenue Bonds
Senior Lien
Series 1993
01/01/33	5.000%	1,500,000	1,488,795
San Joaquin Hills Transportation Corridor Agency (f)
Refunding Revenue Bonds
Capital Appreciation
Series 1997A (NPFGC)
01/15/14	0.000%	14,450,000	13,980,230
San Juan Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AGM) (f)
08/01/18	0.000%	1,785,000	1,529,781
Simi Valley School Financing Authority Refunding Revenue Bonds Simi Valley Unified School District Series 2007 (AGM)
08/01/23	5.000%	1,500,000	1,746,855
State of California
Unlimited General Obligation Bonds
Series 2002 (AMBAC)
04/01/17	6.000%	2,500,000	3,039,675
Series 2003
02/01/21	5.000%	4,625,000	4,780,585
Series 2006
10/01/36	4.500%	4,015,000	4,126,577
Various Purpose
Series 2003
11/01/22	5.000%	5,000,000	5,220,450
11/01/24	5.125%	8,000,000	8,331,520
Series 2005
03/01/32	5.000%	1,500,000	1,610,205
06/01/35	4.750%	2,500,000	2,580,225
08/01/35	5.000%	10,000,000	10,629,900

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)
Series 2007
12/01/32	5.000%	$8,000,000	$8,862,240
06/01/37	5.000%	13,145,000	14,256,804
11/01/37	5.000%	18,000,000	19,651,320
12/01/37	5.000%	10,200,000	11,149,926
Series 2008
03/01/27	5.500%	1,000,000	1,157,540
03/01/38	5.250%	8,250,000	9,205,597
Series 2009
04/01/31	5.750%	32,500,000	38,513,800
04/01/35	6.000%	15,000,000	18,084,450
04/01/38	6.000%	22,500,000	27,038,025
11/01/39	5.500%	15,520,000	17,826,738
Series 2010
03/01/30	5.250%	3,000,000	3,486,240
03/01/33	6.000%	5,000,000	6,199,800
03/01/40	5.500%	17,200,000	19,851,896
Series 2011
09/01/30	5.250%	8,750,000	10,245,200
Series 2012
04/01/35	5.250%	19,275,000	22,211,161
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/30	4.500%	34,950,000	37,794,580
Series 2012
02/01/38	5.000%	18,500,000	20,567,560
Various Purpose
Series 2008
04/01/38	5.000%	1,015,000	1,116,835
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	6,000	6,308
Temecula Public Financing Authority
Refunding Special Tax Bonds
Wolf Creek Community Facilities District
Series 2012
09/01/27	5.000%	1,275,000	1,364,900
09/01/28	5.000%	1,315,000	1,402,237
09/01/29	5.000%	1,405,000	1,493,543
09/01/30	5.000%	1,480,000	1,565,929
09/01/31	5.000%	1,555,000	1,638,892
Turlock Irrigation District Certificate of Participation Series 2003A (NPFGC)
01/01/33	5.000%	4,450,000	4,457,921
University of California Revenue Bonds General Series 2009Q
05/15/34	5.000%	5,750,000	6,611,925
Walnut Energy Center Authority Revenue Bonds Series 2004A (AMBAC)
01/01/29	5.000%	9,365,000	9,594,068

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)
West Contra Costa Unified School District Unlimited General Obligation Refunding Bonds Series 2001B (NPFGC)
08/01/24	6.000%	$2,320,000	$2,820,262
Yuba City Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2000 (NPFGC/FGIC) (f)
09/01/18	0.000%	1,160,000	957,093
Total			637,640,581

COLORADO 1.8%
Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12/01/17	4.800%	740,000	715,291
12/01/22	4.950%	1,570,000	1,353,183
12/01/26	5.000%	1,575,000	1,230,264
City & County of Denver
Unlimited General Obligation Bonds
Justice System Facilities & Zoo
Series 2005
08/01/25	5.000%	1,000,000	1,113,160
City & County of Denver (b)
Refunding Revenue Bonds
United Air Lines Project
Series 2007A AMT
10/01/32	5.250%	5,000,000	5,086,350
City of Westminster Revenue Bonds Post Project Series 2007D (AGM)
12/01/23	5.000%	1,240,000	1,457,620
Colorado Educational & Cultural Facilities Authority
Refunding Revenue Bonds
Student Housing-Campus Village Apartment
Series 2008
06/01/33	5.500%	2,000,000	2,212,080
06/01/38	5.500%	6,000,000	6,590,280
Colorado Health Facilities Authority
Prerefunded 06/01/14 Revenue Bonds
Evangelical Lutheran
Series 2009A
06/01/38	6.125%	3,250,000	3,543,735
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/33	5.000%	5,500,000	5,757,070
Valley View Hospital Association
Series 2008
05/15/28	5.500%	5,745,000	6,192,880
Revenue Bonds
Evangelical Lutheran
Series 2005
06/01/23	5.250%	1,200,000	1,284,996

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

COLORADO (CONTINUED)
Colorado State Board of Governors Revenue Bonds Series 2008A (AGM)
03/01/27	5.000%	$1,250,000	$1,401,288
County of El Paso Revenue Bonds Series 1988A (GNMA) AMT (b)
03/25/19	8.375%	26,722	26,763
E-470 Public Highway Authority
Revenue Bonds
Series 2010C
09/01/26	5.375%	5,000,000	5,507,600
E-470 Public Highway Authority (f)
Revenue Bonds
Capital Appreciation
Senior Series 1997B (NPFGC)
09/01/22	0.000%	6,515,000	4,238,464
Senior Series 2000B (NPFGC)
09/01/18	0.000%	18,600,000	15,337,746
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12/15/27	5.500%	2,765,000	2,775,811
12/15/37	5.500%	3,100,000	3,033,722
Platte River Power Authority Revenue Bonds Series 2009HH
06/01/24	5.000%	1,000,000	1,207,470
Regional Transportation District Refunding Revenue Bonds Series 2007A
11/01/24	5.250%	1,000,000	1,308,020
University of Colorado Hospital Authority
Refunding Revenue Bonds
Series 2009A
11/15/29	6.000%	5,000,000	5,842,150
Revenue Bonds
Series 2012-A
11/15/42	5.000%	5,000,000	5,501,200
University of Colorado Revenue Bonds Series 2006A (AMBAC)
06/01/23	5.000%	1,000,000	1,160,510
Total			83,877,653

CONNECTICUT 0.2%
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/39	7.875%	8,000,000	9,138,640

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CONNECTICUT (CONTINUED)
Mashantucket Western Pequot Tribe Revenue Bonds Subordinated Series 2007A (a)(c)(d)(e)
09/01/34	5.750%	$4,000,000	$1,723,040
Total			10,861,680

DELAWARE 0.2%
Delaware State Economic Development Authority
Refunding Revenue Bonds
Gas Facilities-Delmarva Power
Series 2010
02/01/31	5.400%	5,000,000	5,595,750
Revenue Bonds
Newark Charter School
Series 2012
09/01/32	4.625%	2,000,000	2,069,660
09/01/42	5.000%	1,350,000	1,411,722
Total			9,077,132

DISTRICT OF COLUMBIA 0.3%
District of Columbia Refunding Revenue Bonds 2nd Series 2009B
12/01/23	5.000%	2,000,000	2,393,780
Metropolitan Washington Airports Authority Refunding Revenue Bonds Series 2007A (AMBAC) AMT (b)
10/01/22	4.750%	4,250,000	4,634,752
Resolution Trust Corp. Pass-Through Certificates Series 1993A (d)
12/01/16	8.500%	6,615,222	6,487,086
Total			13,515,618

FLORIDA 3.0%
Brevard County Health Facilities Authority
Revenue Bonds
Health First, Inc. Project
Series 2005
04/01/24	5.000%	1,800,000	1,907,028
04/01/34	5.000%	16,250,000	16,958,825
Brevard County Housing Finance Authority Revenue Bonds Series 1985 (FGIC/MGIC) (f)
04/01/17	0.000%	375,000	242,201
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT (b)(d)
07/01/40	7.500%	7,800,000	7,808,190

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

FLORIDA (CONTINUED)
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B (d)
07/15/32	7.000%	$1,895,000	$852,542
City of Ocala Revenue Bonds Series 2007A (NPFGC)
10/01/24	5.000%	2,985,000	3,307,768
County of Broward Airport System Refunding Revenue Bonds Series 2012P-1 AMT (b)
10/01/25	5.000%	6,000,000	6,844,260
County of Escambia Revenue Bonds Series 2003A AMT (b)
11/01/27	5.750%	2,750,000	2,860,522
County of Miami-Dade Aviation Revenue Bonds Miami International Airport Series 2010A
10/01/35	5.375%	11,000,000	12,582,680
County of Polk Improvement Refunding Revenue Bonds Series 2006 (NPFGC)
12/01/20	5.000%	1,040,000	1,142,856
County of Seminole Water & Sewer
Revenue Bonds
Series 1992 Escrowed to Maturity (NPFGC)
10/01/19	6.000%	1,030,000	1,251,944
Unrefunded Revenue Bonds
Series 1992 (NPFGC)
10/01/19	6.000%	470,000	504,573
County of St. Johns Revenue Bonds Series 2006 (AMBAC)
10/01/26	5.000%	1,000,000	1,133,450
Double Branch Community Development District Special Assessment Bonds Series 2002A
05/01/34	6.700%	1,245,000	1,270,510
Florida State Board of Education
Unlimited General Obligation Bonds
Capital Outlay 2008
Series 2009B
06/01/26	5.000%	5,525,000	6,532,705
06/01/27	5.000%	5,800,000	6,851,076
Unlimited General Obligation Refunding Bonds
Capital Outlay
Series 2004B
06/01/24	5.000%	5,500,000	5,926,195
Highlands County Health Facilities Authority
Prerefunded 11/15/12 Revenue Bonds
Adventist Health

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

FLORIDA (CONTINUED)
Series 2002B
11/15/23	5.250%	$10,300,000	$10,320,291
Prerefunded 11/15/16 Revenue Bonds
Adventist Health
Series 2006G
11/15/21	5.125%	70,000	82,583
11/15/32	5.125%	465,000	548,584
Highlands County Health Facilities Authority (g)
Prerefunded 11/15/16 Revenue Bonds
Adventist Health
Series 2006C
11/15/36	5.250%	215,000	254,717
Hillsborough County Industrial Development Authority Refunding Revenue Bonds Tampa General Hospital Project Series 2003A
10/01/18	5.000%	825,000	855,896
Jacksonville Health Facilities Authority Revenue Bonds Brooks Health System Series 2007
11/01/38	5.250%	5,000,000	5,243,750
Marion County Hospital District Improvement Refunding Revenue Bonds Munroe Regional Health System Series 2007
10/01/29	5.000%	1,000,000	1,046,130
Mid-Bay Bridge Authority
Revenue Bonds
Series 1991A Escrowed to Maturity
10/01/22	6.875%	2,000,000	2,741,960
Series 2011A
10/01/40	7.250%	7,000,000	8,866,340
Orange County School Board Certificate of Participation Series 2005B (AMBAC)
08/01/25	5.000%	2,440,000	2,723,894
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01/01/14	5.000%	645,000	651,218
Sarasota County Public Hospital Board Refunding Revenue Bonds Sarasota Memorial Hospital Series 1998B (NPFGC)
07/01/28	5.500%	6,980,000	8,435,470
Seminole Indian Tribe of Florida Revenue Bonds Series 2007A (a)(c)
10/01/27	5.250%	9,750,000	10,335,682

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

FLORIDA (CONTINUED)
South Florida Water Management District Certificate of Participation Series 2006 (AMBAC)
10/01/26	5.000%	$1,400,000	$1,586,830
State of Florida
Revenue Bonds
Series 2007A (AMBAC)
07/01/18	5.000%	2,000,000	2,376,400
Unlimited General Obligation Bonds
Jacksonville Transportation Authority
Series 1985 Escrowed to Maturity
01/01/15	9.200%	1,210,000	1,325,047
Unrefunded Unlimited General Obligation Bonds
Series 1985
06/01/14	9.125%	320,000	335,386
Tampa Sports Authority Sales Tax Revenue Bonds Tampa Bay Arena Project Series 1995 (NPFGC)
10/01/25	5.750%	2,500,000	2,799,750
Village Center Community Development District Refunding Revenue Bonds Series 1998A (NPFGC)
11/01/12	5.500%	750,000	750,075
Waterset North Community Development District Special Assessment Bonds Series 2007A
05/01/39	6.600%	2,895,000	2,485,386
Westchester Community Development District No. 1 Special Assessment Bonds Community Infrastructure Series 2003
05/01/23	6.000%	1,860,000	1,870,769
Total			143,613,483

GEORGIA 2.6%
Barnesville-Lamar County Industrial Development Authority Revenue Bonds Gordon College Properties Series 2004A
08/01/25	5.000%	1,250,000	1,285,787
City of Atlanta
Revenue Bonds
Series 1999A (NPFGC/FGIC)
11/01/22	5.500%	5,475,000	6,756,205
Series 2004 (AGM)
11/01/25	5.750%	1,000,000	1,343,610
County of Fulton Water & Sewerage Revenue Bonds Series 1992 Escrowed to Maturity
01/01/14	6.375%	6,215,000	6,455,769

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

GEORGIA (CONTINUED)
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	$6,250,000	$7,360,500
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A
02/15/45	5.500%	32,500,000	36,514,725
Georgia State Road & Tollway Authority
Refunding Revenue Bonds
Series 2011A
03/01/18	5.000%	15,695,000	19,138,012
Series 2011B
10/01/16	5.000%	2,000,000	2,348,620
Henry County Water & Sewerage Authority Revenue Bonds Series 1997 (AMBAC)
02/01/20	6.150%	5,390,000	6,947,387
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Rental-Mortgage
Series 1992N
07/01/18	6.250%	400,000	461,132
Series 1992P (AMBAC)
07/01/20	6.250%	6,000,000	7,034,700
Series 2007A (AMBAC/FGIC)
07/01/26	5.250%	1,000,000	1,289,130
Municipal Electric Authority of Georgia
Refunding Revenue Bonds
Series 1991V (NPFGC)
01/01/18	6.600%	420,000	453,764
Revenue Bonds
Series 1991V Escrowed to Maturity (NPFGC)
01/01/18	6.600%	3,600,000	4,166,460
Unrefunded Revenue Bonds
Series 1991V (NPFGC)
01/01/18	6.600%	17,280,000	19,563,898
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT (b)
01/01/34	6.125%	3,000,000	3,136,740
Upper Oconee Basin Water Authority Refunding Revenue Bonds Series 2005 (NPFGC)
07/01/24	5.000%	1,000,000	1,100,670
Total			125,357,109

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

GUAM —%
Territory of Guam Revenue Bonds Section 30 Series 2009A (a)
12/01/34	5.750%	$2,000,000	$2,244,100

HAWAII 0.8%
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07/01/40	5.500%	6,500,000	7,142,395
Series 2010B
07/01/30	5.625%	1,220,000	1,376,331
07/01/40	5.750%	1,630,000	1,840,743
Hawaii State Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/21	5.000%	1,000,000	1,108,520
11/15/27	5.000%	1,400,000	1,497,020
11/15/32	5.125%	1,300,000	1,381,224
11/15/37	5.250%	1,945,000	2,071,464
Revenue Bonds
15 Craigside Project
Series 2009A
11/15/29	8.750%	1,000,000	1,205,270
11/15/44	9.000%	3,000,000	3,617,580
Hawaiian Electric Co. Subsidiary
Series 2009
07/01/39	6.500%	5,250,000	6,148,327
Hawaii State Department of Budget & Finance (b)
Refunding Revenue Bonds
Electric Co. & Subsidiary Project
Series 2003B (XLCA) AMT
12/01/22	5.000%	12,500,000	12,604,625
Total			39,993,499

IDAHO 0.4%
Idaho Health Facilities Authority
Refunding Revenue Bonds
IHC Hospitals, Inc.
Series 1992 Escrowed to Maturity
02/15/21	6.650%	6,000,000	8,345,640
Revenue Bonds
Trinity Health Group
Series 2008B
12/01/23	6.000%	1,000,000	1,192,310
12/01/33	6.250%	6,000,000	7,183,680
Total			16,721,630

ILLINOIS 9.1%
Chicago Board of Education
Certificate of Participation
Lease Certificates
Series 1992A (NPFGC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ILLINOIS (CONTINUED)
01/01/15	6.250%	$9,955,000	$10,459,221
01/01/16	6.000%	5,000,000	5,748,500
01/01/20	6.000%	8,000,000	9,419,840
Unlimited General Obligation Bonds
Series 2012A
12/01/42	5.000%	26,500,000	28,794,900
Unlimited General Obligation Refunding Bonds
Series 2005A (AMBAC)
12/01/22	5.500%	4,750,000	5,911,090
Chicago Board of Education (f)
Unlimited General Obligation Bonds
Capital Appreciation-School Reform
Series 1998B-1 (NPFGC/FGIC)
12/01/21	0.000%	8,000,000	5,878,720
12/01/22	0.000%	25,200,000	17,338,860
City of Chicago Wastewater Transmission Refunding Revenue Bonds Capital Appreciation Series 1998A (NPFGC) (f)
01/01/20	0.000%	7,275,000	5,947,967
City of Chicago
Limited General Obligation Refunding Bonds
Emergency Telephone System
Series 1999 (NPFGC/FGIC)
01/01/23	5.500%	9,750,000	11,650,665
Revenue Bonds
Asphalt Operating Services- Recovery Zone Facility
Series 2010
12/01/18	6.125%	4,730,000	5,073,776
City of Chicago (f)
Unlimited General Obligation Refunding Bonds
Capital Appreciation
Series 2009C
01/01/23	0.000%	4,900,000	3,302,110
01/01/25	0.000%	2,000,000	1,217,720
01/01/27	0.000%	3,000,000	1,626,120
Cook County High School District No. 209 Proviso Township Limited General Obligation Bonds Capital Appreciation Series 2004 (AGM)
12/01/15	5.000%	1,750,000	1,917,615
Cook County School District No. 102 La Grange Unlimited General Obligation Bonds Capital Appreciation Series 2001 (NPFGC/FGIC) (f)
12/01/20	0.000%	3,065,000	2,380,861
County of Champaign
Unlimited General Obligation Bonds
Public Safety Sales Tax
Series 1999 (NPFGC/FGIC)
01/01/20	8.250%	1,015,000	1,436,550
01/01/23	8.250%	1,420,000	2,106,897

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ILLINOIS (CONTINUED)
County of Du Page Unlimited General Obligation Refunding Bonds Jail Project Series 1993
01/01/21	5.600%	$2,565,000	$3,055,659
DeKalb County Community Unit School District No. 424 Genoa-Kingston Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AMBAC) (f)
01/01/21	0.000%	2,675,000	2,060,767
Illinois Finance Authority
Refunding Revenue Bonds
Commonwealth Edison Co.
Series 1994 (AMBAC/TCRS)
01/15/14	5.850%	4,500,000	4,728,735
Swedish Covenant
Series 2010A
08/15/38	6.000%	12,505,000	14,232,816
Uno Charter School
Series 2011A
10/01/41	7.125%	3,000,000	3,489,750
Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/43	7.000%	5,550,000	6,547,057
Hoosier Care Project
Series 1999A
06/01/34	7.125%	2,110,000	2,113,207
Northwestern Memorial Hospital
Series 2009A
08/15/30	5.750%	2,000,000	2,342,160
Series 2009B
08/15/30	5.750%	10,000,000	11,630,600
Riverside Health System
Series 2009
11/15/35	6.250%	8,200,000	9,595,968
Rush University Medical Center
Series 2009C
11/01/39	6.625%	8,000,000	9,866,720
Sherman Health System
Series 2007A
08/01/37	5.500%	19,550,000	21,407,445
Silver Cross & Medical Centers
Series 2009
08/15/38	6.875%	39,300,000	46,844,421
South Suburban
Series 1992 Escrowed to Maturity
02/15/18	7.000%	2,215,000	2,594,031
Illinois Finance Authority (f)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/20	0.000%	68,000,000	58,982,520

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ILLINOIS (CONTINUED)
Illinois Sports Facilities Authority Revenue Bonds State Tax Supported-Capital Appreciation Series 2001 (AMBAC) (f)
06/15/18	0.000%	$4,000,000	$3,422,360
Lake County School District No. 56 Gurnee Unlimited General Obligation Bonds Series 1997 (NPFGC/FGIC)
01/01/17	9.000%	8,840,000	11,512,067
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick
Series 2010B-2
06/15/50	5.000%	6,625,000	7,210,584
Metropolitan Pier & Exposition Authority (f)
Revenue Bonds
McCormick Place Project
Series 1993 Escrowed to Maturity (NPFGC/FGIC)
06/15/16	0.000%	1,115,000	1,072,050
Unrefunded Revenue Bonds
McCormick Place Project
Series 1993 (NPFGC/FGIC)
06/15/16	0.000%	2,635,000	2,449,022
Metropolitan Water Reclamation District of Greater Chicago Limited General Obligation Refunding Bonds Series 2007C
12/01/33	5.250%	13,210,000	17,387,134
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	15,000,000	17,808,000
Regional Transportation Authority
Revenue Bonds
Series 1994C (NPFGC/FGIC)
06/01/20	7.750%	5,000,000	6,206,700
Series 2002A (NPFGC)
07/01/31	6.000%	5,400,000	7,283,250
State of Illinois
Revenue Bonds
1st Series 2002 (NPFGC/FGIC)
06/15/23	6.000%	4,000,000	5,375,840
Series 2005 (AGM)
06/15/28	5.000%	2,000,000	2,189,060
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC/FGIC)
11/01/26	6.000%	3,000,000	3,659,040
Series 2004A
03/01/34	5.000%	3,000,000	3,115,890
Series 2006
01/01/31	5.500%	7,985,000	9,742,179
Series 2012
03/01/35	5.000%	2,725,000	2,957,470
03/01/36	5.000%	2,000,000	2,169,000
Unlimited General Obligation Refunding Bonds
Series 2012

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
08/01/25	5.000%	$3,100,000	$3,479,130
Village of Glendale Heights Refunding Revenue Bonds Glendale Heights Project Series 1985B Escrowed to Maturity
12/01/15	7.100%	605,000	669,245
Will County Community Unit School District No. 365 - Valley View Unlimited General Obligation Bonds Series 1997B Escrowed to Maturity (AGM) (f)
11/01/16	0.000%	3,165,000	3,049,667
Total			430,460,956

INDIANA 2.1%
County of Jasper
Refunding Revenue Bonds
Various-Northern Indiana Public Services
Series 1994C (NPFGC)
04/01/19	5.850%	3,000,000	3,552,420
Series 2003-RMKT (AMBAC)
07/01/17	5.700%	2,000,000	2,293,520
Crown Point Multi School Building Corp. Revenue Bonds First Mortgage Series 2000 (NPFGC) (f)
01/15/19	0.000%	8,165,000	6,856,151
Indiana Finance Authority
Refunding Revenue Bonds
Series 2007A (NPFGC/FGIC)
06/01/29	4.500%	10,000,000	11,005,300
Sisters of St. Francis Health
Series 2008
11/01/32	5.375%	4,000,000	4,441,560
Revenue Bonds
1st Lien - CWA Authority
Series 2011A
10/01/31	5.250%	8,335,000	9,785,373
BHI Senior Living
Series 2011
11/15/31	5.500%	1,175,000	1,297,247
11/15/41	5.750%	5,655,000	6,295,033
Parkview Health System
Series 2009A
05/01/31	5.750%	6,500,000	7,544,355
State Revolving Fund Program
Series 2006A
02/01/25	5.000%	8,000,000	9,186,080
Indiana Health & Educational Facilities Financing Authority
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02/15/33	5.000%	6,950,000	7,583,910
Revenue Bonds
Clarian Health Obligation Group
Series 2006A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDIANA (CONTINUED)
02/15/36	5.000%	$4,375,000	$4,714,806
Indiana Health Facility Financing Authority Revenue Bonds Hoosier Care Project Series 1999A
06/01/34	7.125%	10,940,000	10,956,629
Indiana State Office Building Commission Revenue Bonds Womens Prison Series 1995B (AMBAC)
07/01/16	6.250%	8,000,000	8,807,360
Indianapolis Airport Authority Revenue Bonds Special Facilities-United Air Lines Project Series 1995A AMT (b)(d)(e)
11/15/31	6.500%	1,052,259	47,225
Purdue University Revenue Bonds Student Fees Series 2009X
07/01/23	5.250%	1,000,000	1,204,310
Vigo County Hospital Authority Revenue Bonds Union Hospital, Inc. Series 2007 (c)
09/01/37	5.700%	3,950,000	4,083,905
Total			99,655,184

IOWA 0.7%
City of Ames Revenue Bonds Mary Greely Medical Center Series 2011
06/15/36	5.250%	6,000,000	6,529,380
City of Marion Refunding Revenue Bonds 1st Mortgage Series 2003
01/01/29	8.000%	152,000	157,815
Iowa Finance Authority
Refunding Revenue Bonds
Sunrise Retirement Community
Series 2012
09/01/32	5.500%	1,500,000	1,506,660
09/01/37	5.500%	2,500,000	2,440,275
09/01/43	5.750%	2,630,000	2,614,720
Revenue Bonds
Care Initiatives Project
Series 1998B
07/01/28	5.750%	4,500,000	4,507,020
Iowa Student Loan Liquidity Corp. (b)
Senior Revenue Bonds
Series 2011A-2 AMT
12/01/26	5.600%	8,000,000	9,062,640

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
IOWA (CONTINUED)
12/01/27	5.700%	$5,500,000	$6,238,760
Total			33,057,270

KANSAS 0.1%
Wichita Airport Authority Special Revenue Bonds Cessna Citation Service Center Series 2002A AMT (b)
06/15/32	6.250%	5,000,000	5,013,850

KENTUCKY 1.7%
County of Ohio Refunding Revenue Bonds Big Rivers Electric Corp. Project Series 2010A
07/15/31	6.000%	13,210,000	14,018,980
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health
Series 2010B
03/01/40	6.375%	5,800,000	6,889,240
Revenue Bonds
Kings Daughters Medical
Series 2010
02/01/40	5.000%	3,300,000	3,550,866
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/33	6.000%	3,200,000	3,562,976
12/01/38	6.000%	2,850,000	3,150,590
Owensboro Medical Health System
Series 2010A
03/01/45	6.500%	14,550,000	17,402,527
Louisville/Jefferson County Metropolitan Government Prerefunded 02/01/18 Revenue Bonds Jewish Hospital St. Mary’s Healthcare Series 2008
02/01/27	5.750%	24,000,000	30,028,560
Total			78,603,739

LOUISIANA 2.9%
East Baton Rouge Mortgage Finance Authority Refunding Revenue Bonds Series 1993B (GNMA/FNMA)
10/01/25	5.400%	230,000	230,426
Jefferson Sales Tax District
Refunding Revenue Bonds
Series 2009B
12/01/22	4.500%	1,000,000	1,138,640
Revenue Bonds
Series 2007B (AMBAC)
12/01/20	5.250%	1,000,000	1,159,550

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA (CONTINUED)
Lafayette Consolidated Government Refunding Revenue Bonds Series 2006C (AMBAC)
05/01/21	5.000%	$1,000,000	$1,135,940
Louisiana Housing Finance Agency Revenue Bonds Homeownership Program Series 2008A (GNMA/FNMA/FHLMC)
12/01/23	4.875%	640,000	680,998
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	6,250,000	7,282,875
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Tulane University Project
Series 2007A-1 (NPFGC)
02/15/26	5.000%	1,000,000	1,092,360
Revenue Bonds
Hurricane Recovery Program
Series 2007 (AMBAC)
06/01/20	5.000%	1,000,000	1,107,040
Louisiana State Citizens Property Insurance Corp.
Revenue Bonds
Series 2006B (AMBAC)
06/01/16	5.000%	9,500,000	10,599,530
Series 2009C-4
06/01/24	6.125%	1,000,000	1,033,860
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01/01/30	6.250%	5,250,000	5,969,407
01/01/40	6.500%	20,400,000	23,030,580
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010 (g)
12/01/40	4.000%	7,900,000	8,670,961
Parish of St. John the Baptist Revenue Bonds Marathon Oil Corp. Series 2007A
06/01/37	5.125%	18,600,000	20,007,834
Port New Orleans Board of Commissioners Revenue Bonds Series 2002 (NPFGC/FGIC) AMT (b)
04/01/32	5.000%	1,250,000	1,254,000
St. Tammany Parish Wide School District No. 12 Unlimited General Obligation Bonds Series 2008
03/01/23	4.500%	1,000,000	1,115,580

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA (CONTINUED)
Tobacco Settlement Financing Corp.
Asset-Backed Revenue Bonds
Series 2001B
05/15/30	5.500%	$17,555,000	$17,993,524
05/15/39	5.875%	31,270,000	32,051,125
Total			135,554,230

MARYLAND 0.7%
City of Brunswick Special Tax Bonds Brunswick Crossing Special Taxing Series 2006
07/01/36	5.500%	6,804,000	6,200,553
County of Baltimore Revenue Bonds Oak Crest Village, Inc. Facility Series 2007A
01/01/37	5.000%	5,000,000	5,155,000
Maryland Economic Development Corp.
Refunding Revenue Bonds
CNX Marine Terminals, Inc.
Series 2010
09/01/25	5.750%	4,000,000	4,357,040
Revenue Bonds
Salisbury University Project
Series 2012
06/01/30	5.000%	400,000	433,560
University of Maryland College Park Projects
Series 2008
06/01/33	5.750%	1,600,000	1,755,584
Senior Revenue Bonds
Towson University Project
Series 2012
07/01/29	5.000%	650,000	718,673
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Anne Arundel Health System
Series 2009A
07/01/39	6.750%	5,000,000	6,067,800
University of Maryland Medical System
Series 2005 (AMBAC)
07/01/28	5.250%	3,000,000	3,352,530
Washington County Hospital
Series 2008
01/01/33	5.750%	3,495,000	3,813,499
Morgan State University Prerefunded 07/01/13 Revenue Bonds Series 2003A (NPFGC/FGIC)
07/01/32	5.000%	450,000	464,166
Total			32,318,405

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS 5.4%
Boston Industrial Development Financing Authority Revenue Bonds Crosstown Center Project Senior Series 2002 AMT (b)(d)
09/01/35	6.500%	$2,845,000	$2,233,410
Boston Water & Sewer Commission Revenue Bonds Senior Series 2004A
11/01/22	5.000%	5,435,000	5,938,607
City of Newton Limited General Obligation Bonds State Qualified School Series 2009A
04/01/25	4.125%	2,295,000	2,572,970
Commonwealth of Massachusetts
Limited General Obligation Refunding Bonds
Series 2004B
08/01/28	5.250%	3,000,000	4,008,120
Refunding Revenue Bonds
Series 2005 (NPFGC/FGIC)
01/01/27	5.500%	4,500,000	5,694,885
01/01/28	5.500%	7,500,000	9,497,325
Martha’s Vineyard Land Bank Revenue Bonds Series 2002 (AMBAC)
05/01/32	5.000%	3,000,000	3,057,480
Massachusetts Bay Transportation Authority
Refunding Revenue Bonds
General Transportation System
Series 1994C (AGM)
03/01/19	7.000%	2,500,000	2,987,975
Revenue Bonds
Senior Series 2005B (NPFGC)
07/01/26	5.500%	1,500,000	2,013,030
07/01/29	5.500%	2,000,000	2,757,320
Series 2005A
07/01/24	5.000%	1,000,000	1,277,820
Massachusetts Department of Transportation (f)
Revenue Bonds
Capital Appreciation
Senior Series 1997C (NPFGC)
01/01/18	0.000%	4,700,000	4,313,002
01/01/20	0.000%	17,000,000	14,553,360
Massachusetts Development Finance Agency
Revenue Bonds
Adventcare Project
Series 2007A
10/15/28	6.650%	5,000,000	5,306,500
Boston College
Series 2009Q-2
07/01/29	5.000%	1,455,000	1,697,461
Boston University
Series 1999P
05/15/59	6.000%	2,325,000	2,936,126
Linden Ponds, Inc. Facility
Series 2011A-1

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
11/15/13	6.250%	$266,962	$265,032
Series 2011A-2
11/15/46	5.500%	41,404	26,164
Massachusetts Development Finance Agency (d)
Revenue Bonds
Groves-Lincoln
Series 2009A
06/01/39	7.750%	2,250,000	1,173,510
Massachusetts Development Finance Agency (d)(f)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
11/15/56	0.000%	205,938	1,092
Massachusetts Educational Financing Authority (b)
Revenue Bonds
Issue I
Series 2010B AMT
01/01/31	5.700%	7,445,000	7,972,478
Series 2008H (AGM) AMT
01/01/30	6.350%	7,665,000	8,566,021
Series 2012J AMT
07/01/25	4.625%	15,000,000	15,585,600
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Berklee College of Music
Series 2007A
10/01/21	5.000%	1,500,000	1,735,935
Boston College
Series 2008M-2
06/01/35	5.500%	19,500,000	26,826,150
Caregroup
Series 1998B-2 (NPFGC)
02/01/28	5.375%	1,380,000	1,555,729
Series 2008E-1
07/01/33	5.125%	1,000,000	1,061,690
Harvard University
Series 1991N
04/01/20	6.250%	2,000,000	2,708,320
Massachusetts Institute of Technology
Series 2002K
07/01/22	5.500%	8,000,000	10,754,320
Series 2004M
07/01/25	5.250%	500,000	670,400
Series 2009O
07/01/26	5.000%	11,500,000	13,706,045
Milford Regional Medical
Series 2007E
07/15/22	5.000%	1,250,000	1,309,675
07/15/32	5.000%	4,720,000	4,792,782
07/15/37	5.000%	500,000	505,390
Partners Healthcare
Series 2010J-1
07/01/34	5.000%	9,900,000	10,961,775
Springfield College
Series 2010
10/15/40	5.625%	4,500,000	4,937,220
Tufts University
Series 2009M

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
02/15/28	5.500%	$1,000,000	$1,339,830
Unrefunded Revenue Bonds
South Shore
Series 1999F
07/01/29	5.750%	1,845,000	1,847,952
Massachusetts Housing Finance Agency
Revenue Bonds
Single Family
Series 2008-139
12/01/28	5.125%	1,000,000	1,095,270
Massachusetts Housing Finance Agency (b)
Revenue Bonds
Rental Housing
Series 2004A (AGM) AMT
07/01/25	5.250%	10,000,000	10,167,600
Series 2007D AMT
06/01/40	4.850%	750,000	770,558
Massachusetts Housing Finance Agency (b)(g)
Revenue Bonds
Single Family
Series 2006-122 AMT
12/01/31	4.850%	5,140,000	5,251,898
Massachusetts State College Building Authority
Refunding Revenue Bonds
Senior Series 1994A
05/01/14	7.500%	2,420,000	2,573,573
Massachusetts State College Building Authority (f)
Revenue Bonds
Capital Appreciation
Senior Series 1999A Escrowed to Maturity (NPFGC)
05/01/19	0.000%	7,710,000	6,962,053
Massachusetts Water Pollution Abatement Trust (The)
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/17	6.000%	10,000,000	12,392,400
Unrefunded Revenue Bonds
Pool Program
Series 2004-10
08/01/34	5.000%	145,000	154,489
Massachusetts Water Resources Authority
Refunding Revenue Bonds
Series 2005A (NPFGC)
08/01/24	5.250%	3,000,000	3,579,090
Revenue Bonds
Series 1992A Escrowed to Maturity
07/15/19	6.500%	3,500,000	4,186,840
Series 1992A Escrowed to Maturity (FGIC)
07/15/19	6.500%	7,000,000	8,340,640
Series 2002J (AGM)
08/01/21	5.500%	5,000,000	6,527,150
Series 2006A (AMBAC)
08/01/24	5.000%	2,170,000	2,576,007

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Town of Braintree Limited General Obligation Bonds Municipal Purpose Loan Series 2009
05/15/27	5.000%	$2,000,000	$2,368,240
Total			256,094,309

MICHIGAN 1.7%
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A
07/01/39	5.250%	11,925,000	12,920,618
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2003A (NPFGC)
07/01/34	5.000%	1,375,000	1,385,505
Series 2005A (NPFGC/FGIC)
07/01/27	5.000%	1,290,000	1,350,191
Detroit City School District
Unlimited General Obligation Refunding Bonds
School Building & Site Improvement
Series 2005A (AGM) (Qualified School Bond Loan Fund)
05/01/17	5.000%	2,500,000	2,707,750
05/01/30	5.250%	10,000,000	12,201,800
Goodrich Area School District Unrefunded Unlimited General Obligation Bonds Series 2003B (Qualified School Bond Loan Fund)
05/01/27	5.000%	495,000	513,968
Grand Traverse Academy
Refunding Revenue Bonds
Series 2007
11/01/17	5.000%	390,000	396,377
11/01/22	5.000%	750,000	734,985
11/01/32	4.750%	1,170,000	1,034,537
Kalamazoo Public Schools Unlimited General Obligation Refunding Bonds Building & Site Series 2006 (AGM)
05/01/24	5.000%	1,285,000	1,451,151
Michigan Higher Education Facilities Authority Prerefunded 12/01/17 Limited Obligation Revenue Bonds Kalamazoo College Project Series 2007
12/01/33	5.000%	250,000	301,783
Michigan Municipal Bond Authority Revenue Bonds Drinking Water State Revolving Fund Series 2004
10/01/22	5.000%	3,850,000	4,166,740
Michigan Strategic Fund
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
Collateral Detroit Fund-Pollution
Series 1991BB (AMBAC)
05/01/21	7.000%	$2,505,000	$3,327,341
Michigan Sugar Co.- Caro Project
Series 1998B
11/01/25	6.450%	3,500,000	3,309,810
NSF International Project
Series 2004
08/01/26	5.250%	600,000	607,092
Michigan Strategic Fund (b)(d)
Refunding Revenue Bonds
Michigan Sugar Co.- Carollton
Series 1998C AMT
11/01/25	6.550%	4,250,000	4,100,400
Michigan Strategic Fund (b)(g)
Revenue Bonds
Republic Services
Series 2001 AMT
04/01/14	4.250%	1,885,000	1,930,070
Paw Paw Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC/FGIC) (Qualified School Board Loan Fund)
05/01/25	5.000%	1,020,000	1,296,512
Roseville Community Schools Unlimited General Obligation Refunding Bonds School Building & Site Series 2006 (AGM) (Qualified School Bond Loan Fund)
05/01/23	5.000%	3,100,000	3,483,811
St. Johns Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC/FGIC) (Qualified School Bond Loan Fund)
05/01/25	5.100%	1,790,000	2,202,577
State of Michigan
Refunding Revenue Bonds
Series 2005 (AGM)
05/15/22	5.250%	2,000,000	2,514,540
Series 2006 (AGM)
05/15/24	5.000%	2,000,000	2,289,640
State of Michigan (f)
Certificate of Participation
Series 2000 Escrowed to Maturity (AMBAC)
06/01/21	0.000%	6,000,000	5,034,000
Troy School District Unlimited General Obligation Bonds School Building & Site Series 2006 (NPFGC) (Qualified School Board Loan Fund)
05/01/24	5.000%	5,000,000	5,619,050
Wayne County Airport Authority Revenue Bonds Detroit Metropolitan Airport Series 2005 (NPFGC) AMT (b)
12/01/19	4.750%	3,750,000	4,011,300

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
Williamston Community School District Unlimited General Obligation Bonds Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/25	5.500%	$1,000,000	$1,233,410
Total			80,124,958

MINNESOTA 3.4%
City of Minneapolis/St Paul Housing & Redevelopment Authority Revenue Bonds Health Partners Obligation Group Project Series 2003
12/01/17	6.000%	1,650,000	1,738,737
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11/15/32	6.750%	7,500,000	9,038,175
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	16,825,000	19,089,813
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/23	5.500%	22,775,000	25,613,676
07/01/30	5.750%	3,200,000	3,628,544
County of Meeker Revenue Bonds Memorial Hospital Project Series 2007
11/01/37	5.750%	1,750,000	1,857,415
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/35	6.350%	4,000,000	4,478,760
03/01/40	6.500%	2,800,000	3,137,008
Southern Minnesota Municipal Power Agency (f)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/22	0.000%	27,500,000	21,063,625
01/01/23	0.000%	26,500,000	19,324,860
01/01/25	0.000%	17,500,000	11,639,425
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05/15/36	5.250%	4,550,000	4,777,409
Healtheast Project
Series 2005
11/15/25	6.000%	3,500,000	3,708,635

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MINNESOTA (CONTINUED)
11/15/30	6.000%	$10,000,000	$10,552,100
11/15/35	6.000%	11,500,000	12,067,870
St. Paul Port Authority Revenue Bonds Office Building at Cedar Street Series 2003-12
12/01/23	5.000%	2,540,000	2,662,885
Tobacco Securitization Authority Refunding Revenue Bonds Tobacco Settlement Series 2011B
03/01/31	5.250%	5,600,000	6,237,392
University of Minnesota Revenue Bonds Series 1996A Escrowed to Maturity
07/01/21	5.500%	1,000,000	1,255,880
Western Minnesota Municipal Power Agency Revenue Bonds Series 1983 Escrowed to Maturity (NPFGC)
01/01/16	9.750%	1,000,000	1,234,910
Total			163,107,119

MISSISSIPPI 0.5%
County of Lowndes Refunding Revenue Bonds Weyerhaeuser Co. Project Series 1992A
04/01/22	6.800%	2,470,000	2,910,352
Harrison County Wastewater Management District Refunding Revenue Bonds Wastewater Treatment Facility Series 1986 Escrowed to Maturity
02/01/15	5.000%	4,250,000	4,569,940
Medical Center Educational Building Corp. Refunding Revenue Bonds University of Mississippi Medical Center Series 1998B (AMBAC)
12/01/23	5.500%	5,300,000	6,339,701
Mississippi Business Finance Corp. Revenue Bonds Series 2009A
05/01/24	4.700%	6,640,000	7,230,894
Rankin County Five Lakes Utility District Series 1994 (d)
07/15/37	7.000%	465,000	464,939
Total			21,515,826

MISSOURI 1.2%
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
11/01/25	6.000%	$2,855,000	$3,081,830
11/01/39	6.875%	1,500,000	1,621,215
City of St Louis Airport Refunding Revenue Bonds Lambert International Airport Series 2007A (AGM)
07/01/23	5.000%	1,000,000	1,116,950
Kansas City Metropolitan Community Colleges Building Corp. Refunding Revenue Bonds Junior College Improvement and Leasehold Series 2006 (NPFGC/FGIC)
07/01/17	5.000%	1,000,000	1,139,580
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/39	8.250%	12,000,000	14,365,920
Metropolitan St. Louis Sewer District Prerefunded 05/01/15 Revenue Bonds Series 2004A (NPFGC)
05/01/24	5.000%	2,800,000	2,985,304
Missouri Development Finance Board Revenue Bonds Procter & Gamble Paper Products Series 1999 AMT (b)
03/15/29	5.200%	6,385,000	8,011,642
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Plum Point Project Series 2006 (NPFGC)
01/01/20	5.000%	1,500,000	1,607,280
Missouri State Health & Educational Facilities Authority
Refunding Revenue Bonds
Lester E. Cox Medical Center
Series 1993I (NPFGC)
06/01/15	5.250%	1,645,000	1,707,938
Revenue Bonds
Lutheran Senior Services
Series 2011
02/01/31	5.750%	1,730,000	1,947,305
02/01/41	6.000%	2,600,000	2,932,930
Senior Living Facilities-Lutheran
Series 2010
02/01/42	5.500%	2,000,000	2,145,420
St. Louis Area Housing Finance Corp. Wellington Arms III Project Series 1979
01/01/21	7.375%	1,126,637	1,130,986
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
Anheuser-Busch Co. Project
Series 1991
05/01/16	6.650%	2,650,000	3,066,633

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
Revenue Bonds
St. Andrews Residence for Seniors
Series 2007A
12/01/41	6.375%	$7,000,000	$7,319,200
St. Louis County Industrial Development Authority (f)
Revenue Bonds
Convention Center Hotel
Series 2000 (AMBAC)
07/15/18	0.000%	2,000,000	1,486,080
University of Missouri
Prerefunded 11/01/15 Revenue Bonds
System Facilities
Series 2006A
11/01/26	5.000%	260,000	295,545
Unrefunded Revenue Bonds
System Facilities
Series 2006A
11/01/26	5.000%	740,000	826,336
Total			56,788,094
NEBRASKA 0.5%
Douglas County Hospital Authority No. 2 Revenue Bonds Health Facilities-Immanuel Obligation Group Series 2010
01/01/40	5.625%	875,000	986,002
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1
07/01/33	6.000%	11,500,000	12,838,945
Nebraska Elementary & Secondary School Finance Authority Revenue Bonds Boys Town Project Series 2008
09/01/28	4.750%	6,800,000	7,520,188
Omaha Public Power District
Revenue Bonds
Series 1986A Escrowed to Maturity
02/01/15	6.000%	1,370,000	1,460,886
Series 1992B Escrowed to Maturity
02/01/17	6.200%	1,600,000	1,787,728
Total			24,593,749
NEVADA 1.2%
City of Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012
09/01/33	5.000%	2,500,000	2,695,150

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEVADA (CONTINUED)
City of Sparks Senior Sales Tax Anticipation Revenue Bonds Series 2008A (c)
06/15/28	6.750%	$2,000,000	$2,059,000
Clark County Water Reclamation District Limited General Obligation Bonds Series 2009A
07/01/34	5.250%	12,000,000	14,673,480
County of Clark
Revenue Bonds
Las Vegas-McCarran International Airport
Series 2010A
07/01/34	5.125%	18,750,000	20,828,812
County of Clark (b)
Revenue Bonds
Southwest Gas Corp. Project
Series 2005A (AMBAC) AMT
10/01/35	4.850%	5,000,000	5,140,700
Director of the State of Nevada Department of Business & Industry (b)(c)(g)
Revenue Bonds
Republic Services, Inc.
Series 2003 AMT
12/01/26	5.625%	2,000,000	2,330,560
Director of the State of Nevada Department of Business & Industry (e)
Revenue Bonds
Las Vegas Monorail Project 2nd Tier
Series 2000
01/01/30	7.375%	1,650,000	17
01/01/40	7.375%	3,750,000	38
Henderson Local Improvement Districts Special Assessment Bonds Series 2006T-18
09/01/35	5.300%	10,655,000	5,921,729
Las Vegas Valley Water District Limited General Obligation Bonds Water Improvement Series 2006A (AGM)
06/01/24	5.000%	4,095,000	4,628,087
Total			58,277,573
NEW HAMPSHIRE 0.1%
New Hampshire Business Finance Authority Revenue Bonds Public Service Co. of New Hampshire Project Series 2006B (NPFGC) AMT (b)
05/01/21	4.750%	4,500,000	4,705,335
NEW JERSEY 3.3%
Middlesex County Improvement Authority (d)(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37	8.750%	1,500,000	111,975

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/37	6.250%	$4,000,000	$298,600
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/25	5.500%	23,990,000	30,633,071
Series 2005N-1 (NPFGC/FGIC)
09/01/27	5.500%	5,000,000	6,572,150
Seeing Eye, Inc. Project
Series 2005 (AMBAC)
12/01/24	5.000%	1,000,000	1,059,480
Revenue Bonds
MSU Student Housing Project - Provident
Series 2010
06/01/31	5.750%	4,350,000	4,907,235
06/01/42	5.875%	14,500,000	16,192,440
New Jersey Economic Development Authority (b)
Refunding Revenue Bonds
Series 2006B AMT
01/01/37	6.875%	7,000,000	7,112,070
Revenue Bonds
Continental Airlines, Inc. Project
Series 1999 AMT
09/15/23	5.125%	5,000,000	5,091,550
09/15/29	5.250%	2,500,000	2,559,275
United Water, Inc.
Series 1996C (AMBAC) AMT
11/01/25	4.875%	7,000,000	7,563,500
New Jersey Educational Facilities Authority
Refunding Revenue Bonds
Stevens Institute of Technology
Series 2007A
07/01/22	5.250%	1,250,000	1,372,450
Revenue Bonds
Princeton University
Series 2007E
07/01/28	5.000%	1,250,000	1,459,975
William Paterson University
Series 2008C
07/01/24	5.000%	1,000,000	1,123,140
New Jersey Environmental Infrastructure Trust
Prerefunded 09/01/16 Revenue Bonds
Environmental
Series 2007A
09/01/22	5.000%	10,000	11,684
Unrefunded Revenue Bonds
Environmental
Series 2007A
09/01/22	5.000%	1,220,000	1,407,490
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
St. Josephs Healthcare Systems
Series 2008
07/01/38	6.625%	4,000,000	4,637,240
Virtua Health

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Series 2009
07/01/33	5.750%	$750,000	$860,085
New Jersey Housing & Mortgage Finance Agency
Revenue Bonds
Series 2000E-1 (AGM)
05/01/25	5.750%	200,000	200,394
New Jersey Housing & Mortgage Finance Agency (b)
Revenue Bonds
Series 2000A-1 (AGM) AMT
11/01/31	6.350%	1,500,000	1,502,955
New Jersey State Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/30	5.250%	2,000,000	2,603,380
Revenue Bonds
Series 1991C (NPFGC) Escrowed to Maturity
01/01/16	6.500%	8,480,000	9,210,467
Series 2004C-2 (AMBAC)
01/01/25	5.500%	2,500,000	3,165,200
Unrefunded Revenue Bonds
Series 1991C (AGM)
01/01/16	6.500%	1,415,000	1,679,421
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Series 1999A
06/15/18	5.750%	5,000,000	6,173,600
06/15/20	5.750%	4,150,000	5,030,049
Series 2006A
12/15/23	5.500%	3,000,000	3,843,390
Series 2011B
06/15/31	5.500%	7,250,000	8,709,280
Tobacco Settlement Financing Corp. Revenue Bonds Series 2007-1A
06/01/26	4.625%	5,055,000	4,821,560
Union County Utilities Authority Refunding Revenue Bonds Covanta Union Series 2011 AMT (b)
12/01/31	5.250%	15,000,000	16,754,700
University of Medicine & Dentistry of New Jersey Revenue Bonds Series 2002A (AMBAC)
12/01/12	5.250%	1,705,000	1,710,372
Total			158,378,178
NEW MEXICO 0.4%
New Mexico Hospital Equipment Loan Council
Revenue Bonds
Presbyterian Healthcare
Series 2009
08/01/39	5.000%	6,500,000	7,040,670
Presbyterian Healthcare Services
Series 2008A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW MEXICO (CONTINUED)
08/01/32	6.375%	$8,650,000	$10,271,270
Total			17,311,940
NEW YORK 7.9%
Albany Industrial Development Agency Revenue Bonds St. Peters Hospital Project Series 2008A
11/15/27	5.250%	3,830,000	4,285,502
Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009
07/15/30	6.000%	6,500,000	7,607,860
City of New York
Unlimited General Obligation Bonds
Series 2005M
04/01/22	5.000%	2,000,000	2,200,020
Unrefunded Unlimited General Obligation Bonds
Series 2002E (NPFGC/IBC)
08/01/15	5.625%	1,955,000	1,963,739
Housing Development Corp.
Revenue Bonds
Capital Funding Program-New York City Housing Authority Program
Series 2005A (NPFGC/FGIC)
07/01/25	5.000%	300,000	327,714
Series 2005F-1
11/01/25	4.650%	5,000,000	5,243,100
Hudson Yards Infrastructure Corp. Revenue Bonds Series 2011A
02/15/47	5.750%	15,500,000	18,300,540
Long Island Power Authority Revenue Bonds Series 2008A
05/01/33	6.000%	2,725,000	3,288,475
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2002A
11/15/32	5.750%	1,670,000	1,673,574
Revenue Bonds
Series 2002A (AGM)
11/15/26	5.500%	2,000,000	2,004,080
Series 2007A (AGM)
11/15/33	5.000%	12,000,000	13,250,280
Series 2007B
11/15/24	5.000%	6,820,000	7,914,474
Series 2009B
11/15/34	5.000%	1,000,000	1,130,110
New York City Industrial Development Agency
Revenue Bonds
Pilot-Yankee Stadium-Payment
Series 2006I (FGIC)
03/01/46	5.000%	2,000,000	2,066,660
Queens Baseball Stadium Pilot

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Series 2006 (AMBAC)
01/01/24	5.000%	$3,000,000	$3,113,940
New York City Industrial Development Agency (b)(g)
Revenue Bonds
Terminal One Group Association Project
Series 2005 AMT
01/01/21	5.500%	6,940,000	7,505,957
01/01/24	5.500%	5,500,000	5,884,670
New York City Municipal Water Finance Authority Revenue Bonds Series 2005C (NPFGC)
06/15/27	5.000%	8,000,000	8,819,520
New York City Transitional Finance Authority Building Aid Revenue Bonds Fiscal 2009 Series 2009S-4
01/15/25	5.125%	2,000,000	2,344,900
New York City Transitional Finance Authority
Prerefunded 02/01/13 Revenue Bonds
Future Tax Secured
Series 2003
02/01/31	5.000%	3,835,000	3,880,982
Unrefunded Revenue Bonds
Future Tax Secured
Series 2003
02/01/31	5.000%	165,000	166,708
New York Local Government Assistance Corp.
Refunding Revenue Bonds
Series 1993E (AMBAC/TCRS)
04/01/16	5.250%	10,000,000	11,294,900
Series 1993E (NPFGC)
04/01/21	5.000%	3,655,000	4,515,570
New York Mortgage Agency Revenue Bonds Series 2007-140 AMT (b)
10/01/21	4.600%	3,625,000	3,808,932
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/27	5.500%	11,240,000	15,211,766
03/15/29	5.500%	2,030,000	2,781,323
03/15/30	5.500%	6,040,000	8,301,376
Revenue Bonds
Consolidated City University System
2nd General Series 1993A
07/01/18	5.750%	5,500,000	6,412,340
Consolidated City University System 2nd Generation
Series 1993A
07/01/20	6.000%	13,350,000	16,681,359
Series 1993A (AGM)
07/01/20	6.000%	6,140,000	7,672,176
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/30	5.250%	3,000,000	3,577,350
Mount Sinai School of Medicine

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Series 2009
07/01/39	5.125%	$15,000,000	$16,587,750
New York University
Series 2008A
07/01/29	5.000%	3,845,000	4,332,508
New York University Hospital Center
Series 2007B
07/01/24	5.250%	420,000	460,467
North Shore Long Island Jewish
Series 2009A
05/01/37	5.500%	6,250,000	7,150,625
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	2,250,000	2,509,672
State University
Series 1993A (FGIC)
05/15/17	5.875%	28,240,000	32,815,727
Upstate Community-State Supported
Series 2005B (NPFGC/FGIC)
07/01/23	5.500%	2,000,000	2,597,900
Unrefunded Revenue Bonds
Series 2005-F
03/15/23	5.000%	250,000	274,810
New York State Energy Research & Development Authority Revenue Bonds Series 1993 (g)
04/01/20	12.079%	13,000,000	13,072,020
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds New York City Municipal Water Series 2008A
06/15/28	5.000%	1,000,000	1,175,620
New York State Housing Finance Agency Refunding Revenue Bonds State University Construction Series 1986A Escrowed to Maturity
05/01/13	6.500%	920,000	933,211
New York State Thruway Authority
Revenue Bonds
General Revenue
Series 2012I
01/01/42	5.000%	12,500,000	14,189,750
Series 2005G (AGM)
01/01/24	5.000%	4,000,000	4,429,440
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 144th
Series 2006
10/01/28	5.000%	1,000,000	1,136,210
JFK International Air Terminal
Series 2010
12/01/36	6.000%	7,000,000	8,222,620
Port Authority of New York & New Jersey (b)
Revenue Bonds
5th Installment-Special Project

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Series 1996-4 AMT
10/01/19	6.750%	$6,300,000	$6,300,000
Consolidated 146th
Series 2006 (AGM) AMT
12/01/23	4.500%	7,500,000	7,957,575
JFK International Air Terminal 4 Special Project
Series 1997 (NPFGC) AMT
12/01/22	5.750%	6,500,000	6,502,145
Suffolk County Industrial Development Agency
Revenue Bonds
Gurwin Jewish-Phase II
Series 2004
05/01/39	6.700%	860,000	894,770
Suffolk County Industrial Development Agency (b)
Revenue Bonds
Nissequogue Cogen Partners Facility
Series 1998 AMT
01/01/23	5.500%	7,800,000	7,800,468
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds Series 2003A-1
06/01/19	5.500%	5,000,000	5,146,900
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Series 2002 (NFPGC)
11/15/20	5.500%	6,800,000	8,616,280
Series 2012-B
11/15/28	5.000%	3,200,000	3,903,168
11/15/29	5.000%	2,500,000	3,036,975
Revenue Bonds
General Purpose
Series 1992Y Escrowed to Maturity
01/01/21	6.125%	7,000,000	9,320,920
01/01/21	6.125%	11,000,000	14,647,160
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09/15/37	6.000%	2,000,000	1,425,840
09/15/42	6.000%	7,000,000	4,882,080
Total			373,552,508
NORTH CAROLINA 1.2%
City of Charlotte Water & Sewer System Revenue Bonds Water & Sewer Series 2008
07/01/26	5.000%	8,450,000	10,111,692
City of High Point Revenue Bonds Series 2008 (AGM)
11/01/28	5.000%	350,000	405,727
Durham Housing Authority Revenue Bonds Series 2005 AMT (b)(c)(d)
02/01/38	5.650%	3,184,497	3,216,501

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH CAROLINA (CONTINUED)
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/26	6.000%	$1,940,000	$2,645,268
Refunding Revenue Bonds
Series 1991A Escrowed to Maturity
01/01/21	5.000%	8,735,000	11,015,184
Revenue Bonds
Series 1986A Escrowed to Maturity
01/01/17	5.000%	3,870,000	4,416,715
Series 2009A
01/01/26	5.500%	300,000	349,635
Series 2009B
01/01/26	5.000%	7,000,000	7,989,800
Unrefunded Revenue Bonds
Series 1991A
01/01/18	6.500%	2,185,000	2,740,973
North Carolina Housing Finance Agency Revenue Bonds Series 2006A-26 AMT (b)(g)
01/01/38	5.500%	1,080,000	1,093,187
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage-Givens Estates
Series 2007
07/01/33	5.000%	5,000,000	5,218,400
Revenue Bonds
1st Mortgage Deerfield
Series 2008A
11/01/33	6.000%	4,060,000	4,468,923
1st Mortgage-Presbyterian Homes
Series 2006
10/01/31	5.500%	2,500,000	2,561,700
Health Care Housing Arc Projects
Series 2004A
10/01/34	5.800%	1,400,000	1,477,868
North Carolina Medical Care Commission (f)
Refunding Revenue Bonds
Capital Appreciation-Wilson Memorial Hospital
Series 1997 (AMBAC)
11/01/14	0.000%	1,380,000	1,317,431
State of North Carolina Revenue Bonds Annual Appropriation Series 2009A
05/01/27	5.000%	305,000	366,482
Total			59,395,486
NORTH DAKOTA 0.3%
County of McLean Revenue Bonds Great River Energy Series 2010B
07/01/40	5.150%	7,900,000	8,691,422

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH DAKOTA (CONTINUED)
County of Ward Revenue Bonds Trinity Obligated Group Series 2006
07/01/29	5.125%	$4,490,000	$4,599,601
Total			13,291,023
OHIO 2.8%
Adams County/Ohio Valley Local School District Unlimited General Obligation Bonds Adams and Highland Counties Series 1995 (NPFGC)
12/01/15	7.000%	2,160,000	2,321,482
American Municipal Power, Inc. Revenue Bonds AMP Fremont Energy Center Project Series 2012
02/15/37	5.000%	13,220,000	14,724,832
Buckeye Tobacco Settlement Financing Authority Asset-Backed Revenue Bonds Senior Turbo Series 2007A-2
06/01/24	5.125%	17,500,000	15,238,650
City of Cleveland
Refunding Revenue Bonds
1st Mortgage
Series 1993G (NPFGC)
01/01/21	5.500%	4,015,000	5,075,763
Revenue Bonds
Series 2008B-1 (NPFGC)
11/15/28	5.000%	500,000	549,605
City of Columbus Sewerage
Revenue Bonds
Series 2008A
06/01/31	4.750%	10,000,000	11,186,500
Systems
Series 2008A
06/01/27	5.000%	4,000,000	4,693,400
City of Columbus Prerefunded 12/15/16 Unlimited General Obligation Bonds Various Purpose Series 2006A
12/15/21	5.000%	1,435,000	1,697,232
City of Lakewood Water System Revenue Bonds Series 1995 (AMBAC)
07/01/20	5.850%	1,545,000	1,960,420
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities
Series 2011
08/01/36	5.250%	2,380,000	2,634,708
08/01/41	5.250%	6,900,000	7,579,167

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO (CONTINUED)
Cleveland Department of Public Utilities Division of Water Revenue Bonds Series 2007P
01/01/24	5.000%	$2,000,000	$2,321,860
Cleveland State University Prerefunded 06/01/13 Revenue Bonds Series 2003A (NPFGC)
06/01/15	5.000%	1,000,000	1,027,610
County of Hamilton Sales Tax Refunding Revenue Bonds Series 2006A (AMBAC)
12/01/26	5.000%	1,000,000	1,093,700
County of Hamilton
Revenue Bonds
Improvement- Greater Cincinnati Metropolitan
Series 2007A
12/01/25	5.000%	3,425,000	4,048,213
Metropolitan Sewer District Improvement
Series 2006A (NPFGC)
12/01/26	5.000%	1,000,000	1,142,090
County of Montgomery Unlimited General Obligation Improvement Refunding Bonds Various Purpose Series 2005 (NPFGC)
12/01/24	5.000%	2,600,000	2,827,734
Hickory Chase Community Authority Revenue Bonds Hickory Chase Project Series 2008 (d)(e)
12/01/27	6.750%	5,644,000	3,665,383
Kings Local School District Unlimited General Obligation Bonds Series 1995 (NPFGC/FGIC)
12/01/16	7.500%	1,880,000	2,139,797
Ohio Higher Educational Facility Commission
Revenue Bonds
Denison University 2007 Project
Series 2007
11/01/23	5.000%	4,000,000	4,703,000
University Hospital Health Systems
Series 2009A
01/15/39	6.750%	7,700,000	8,766,758
University of Dayton Project
Series 2009
12/01/24	5.500%	3,000,000	3,468,870
Ohio Housing Finance Agency Revenue Bonds Mortgage-Backed Securities Program Series 2008F (GNMA/FNMA/FHLMC)
09/01/28	5.250%	485,000	507,742

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO (CONTINUED)
Ohio Municipal Electric Generation Agency Refunding Revenue Bonds Joint Venture 5 Series 2004 (AMBAC)
02/15/24	4.750%	$7,980,000	$8,320,267
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC/FGIC)
02/15/26	5.500%	3,000,000	3,919,380
Ohio State University (The)
Prerefunded 06/01/15 Revenue Bonds
Series 2005-A
06/01/25	5.000%	2,260,000	2,527,742
06/01/25	5.000%	270,000	300,947
Unrefunded Revenue Bonds
Series 2005-A
06/01/25	5.000%	470,000	514,401
Ohio State Water Development Authority
Refunding Revenue Bonds
Drinking Water Fund
Series 2005
12/01/21	5.250%	3,890,000	4,998,261
12/01/22	5.250%	2,625,000	3,407,906
Toledo-Lucas County Port Authority
Refunding Revenue Bonds
CSX Transportation, Inc. Project
Series 1992
12/15/21	6.450%	3,950,000	5,048,495
Special Assessment Bonds
Town Square at Levi Commons
Series 2007
11/01/36	5.400%	2,605,000	1,457,471
Total			133,869,386
OKLAHOMA 0.1%
Cleveland County Justice Authority Revenue Bonds Detention Facilities Project Series 2009B
03/01/29	5.750%	3,840,000	4,211,981
Oklahoma County Finance Authority Revenue Bonds Sail Associates LLC Series 2007 AMT (Bank of the West) (b)(g)
12/01/41	5.250%	1,475,000	1,564,311
Total			5,776,292
OREGON 0.4%
Benton County Hospital Facilities Authority Unrefunded Revenue Bonds Samaritan Health Series 1998
10/01/28	5.125%	655,000	655,635

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OREGON (CONTINUED)
City of Salem Limited General Obligation Bonds Series 2009
06/01/27	4.375%	$1,000,000	$1,109,680
Clackamas County Service District No. 1 Revenue Bonds Series 2009A
12/01/25	4.250%	1,690,000	1,870,239
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C (a)(c)
10/01/26	5.625%	3,500,000	3,263,015
Linn County Community School District No. 9 Lebanon Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
06/15/30	5.500%	1,435,000	1,995,439
Oregon Health & Science University Revenue Bonds Series 2009A
07/01/39	5.750%	4,500,000	5,204,250
Oregon State Facilities Authority
Revenue Bonds
Linfield College Project
Series 2005A
10/01/25	5.000%	750,000	792,218
Willamette University Projects
Series 2007A
10/01/27	5.000%	1,500,000	1,619,055
Oregon State Housing & Community Services Department Revenue Bonds Single Family Mortgage Program Series 2005A
07/01/20	4.400%	480,000	494,664
Polk, Marion & Benton School District No. 13J Unlimited General Obligation Bonds Central School District Series 2009A
06/15/29	4.375%	1,300,000	1,424,592
Total			18,428,787
PENNSYLVANIA 2.4%
Allegheny County Higher Education Building Authority Revenue Bonds Duquesne University Series 2008
03/01/28	5.000%	490,000	528,171
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds Series 2012A
05/01/42	5.000%	5,500,000	5,828,515

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Berks County Municipal Authority Revenue Bonds Reading Hospital Medical Center Project Series 1993 (NPFGC)
10/01/14	5.700%	$370,000	$387,323
Butler County Hospital Authority Revenue Bonds Butler Health Systems Project Series 2009
07/01/39	7.250%	7,000,000	8,789,900
Chester County Industrial Development Authority 1st Mortgage RHA/Pennsylvania Nursing Home Series 2002 (d)
05/01/32	8.500%	5,910,000	6,027,727
Commonwealth of Pennsylvania Unlimited General Obligation Bonds 1st Series 2010A
02/15/19	5.000%	10,000,000	12,337,800
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT (b)
06/01/24	6.900%	3,400,000	4,413,098
Delaware County Industrial Development Authority Revenue Bonds Philadelphia Suburban Water Facilities Series 2001 (AMBAC) AMT (b)
10/01/31	5.350%	3,000,000	3,005,100
Delaware Valley Regional Financial Authority Revenue Bonds Series 1997C (AMBAC)
07/01/27	7.750%	1,000,000	1,453,750
Montgomery County Industrial Development Authority Revenue Bonds Whitemarsh Continuing Care Series 2005
02/01/28	6.125%	2,000,000	2,039,040
Northampton County General Purpose Authority Revenue Bonds Saint Luke’s Hospital Project Series 2008A
08/15/28	5.375%	4,000,000	4,326,520
Pennsylvania Convention Center Authority Revenue Bonds Series 1989A Escrowed to Maturity (FGIC)
09/01/19	6.000%	14,010,000	18,012,657
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Allegheny Energy Supply Co.
Series 2009
07/15/39	7.000%	13,000,000	15,545,660
Philadelphia Biosolids Facility

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Series 2009
01/01/32	6.250%	$5,325,000	$6,093,344
Pennsylvania Economic Development Financing Authority (b)
Revenue Bonds
Proctor & Gamble Paper Project
Series 2001 AMT
03/01/31	5.375%	1,000,000	1,276,480
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University
Series 2008
07/01/28	5.750%	3,000,000	3,292,350
Edinboro University Foundation
Series 2010
07/01/43	6.000%	4,750,000	5,368,308
Pennsylvania State University Refunding Revenue Bonds Series 2002
08/15/16	5.250%	1,000,000	1,167,680
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009
04/01/34	6.500%	2,500,000	2,907,325
Philadelphia Redevelopment Authority Revenue Bonds Subordinated Series 1986B Escrowed to Maturity (GNMA)
06/01/17	9.000%	450,000	612,576
Washington County Industrial Development Authority
Revenue Bonds
Washington Jefferson College
Series 2010
11/01/36	5.000%	4,850,000	5,302,845
Washington County Industrial Development Authority (d)
1st Mortgage
Central Project
Series 2003
01/01/29	8.500%	2,004,000	2,091,354
Westmoreland County Municipal Authority Revenue Bonds Capital Appreciation Series 1999A (NPFGC) (f)
08/15/22	0.000%	2,000,000	1,496,340
Total			112,303,863
PUERTO RICO 2.4%
Commonwealth of Puerto Rico Unlimited General Obligation Refunding Bonds Series 1996B (AMBAC/TCRS) (a)
07/01/15	6.500%	2,650,000	2,922,076
Puerto Rico Electric Power Authority (a)
Refunding Revenue Bonds
Series 2007UU (AGM)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PUERTO RICO (CONTINUED)
07/01/23	5.000%	$1,000,000	$1,056,520
Series 2007VV (NPFGC/FGIC)
07/01/34	5.250%	10,870,000	11,599,703
Revenue Bonds
Series 2003NN (NPFGC)
07/01/21	5.250%	3,500,000	3,933,545
Series 2008WW
07/01/23	5.375%	2,500,000	2,705,525
Series 2010XX
07/01/40	5.250%	14,500,000	14,736,640
Puerto Rico Highway & Transportation Authority (a)
Refunding Revenue Bonds
Series 1996Z (AGM)
07/01/18	6.000%	4,640,000	5,506,335
Series 1996Z Escrowed to Maturity (AGM)
07/01/18	6.000%	5,360,000	6,641,951
Series 2003AA (NPFGC)
07/01/20	5.500%	180,000	203,758
Series 2003AA Escrowed to Maturity (NPFGC)
07/01/20	5.500%	320,000	411,302
Revenue Bonds
Series 2005K
07/01/20	5.000%	11,130,000	11,551,048
Puerto Rico Public Buildings Authority (a)
Prerefunded 07/01/14 Revenue Bonds
Government Facilities
Series 2004I
07/01/33	5.250%	130,000	140,348
Refunding Revenue Bonds
Government Facilities
Series 2002F
07/01/20	5.250%	2,000,000	2,169,780
Series 2007M
07/01/31	6.250%	27,000,000	32,615,190
Puerto Rico Public Finance Corp. (a)
Revenue Bonds
Commonwealth Appropriations
Series 1998A (AMBAC)
06/01/24	5.125%	3,000,000	3,732,270
Unrefunded Revenue Bonds
Commonwealth Appropriations
Series 2002E Escrowed to Maturity
08/01/26	6.000%	2,470,000	3,535,064
Puerto Rico Sales Tax Financing Corp. 1st Subordinated Revenue Bonds Series 2010C (a)
08/01/41	5.250%	10,000,000	10,565,800
Total			114,026,855
RHODE ISLAND 0.1%
Rhode Island Student Loan Authority Revenue Bonds Series 2007-2 (AMBAC) AMT (b)
12/01/37	4.850%	4,140,000	4,209,800

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA 1.2%
Charleston Educational Excellence Finance Corp. Revenue Bonds Charleston County School District Series 2005
12/01/30	5.250%	$5,500,000	$6,077,005
City of Myrtle Beach Tax Allocation Bonds Myrtle Beach Air Force Base Series 2006A
10/01/26	5.250%	1,800,000	1,638,882
City of Rock Hill Improvement Refunding Revenue Bonds Series 2003A (AGM)
01/01/30	5.000%	4,000,000	4,031,680
County of Berkeley Unrefunded Unlimited General Obligation Refunding & Improvement Bonds Series 2003
09/01/28	5.000%	735,000	760,394
County of Georgetown Refunding Revenue Bonds International Paper Co. Project Series 2000A
03/15/14	5.950%	1,000,000	1,064,790
County of Richland Revenue Bonds International Paper Series 2003 AMT (b)
04/01/23	6.100%	1,000,000	1,027,760
Lexington County Health Services District, Inc. Prerefunded 05/01/14 Revenue Bonds Series 2004
05/01/32	5.500%	4,685,000	5,046,635
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC/FGIC)
01/01/21	6.250%	1,250,000	1,616,750
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/25	5.375%	11,370,000	14,330,521
Piedmont Municipal Power Agency (f)
Refunding Revenue Bonds
Capital Appreciation
Subordinated Series 2004A-2 (NPFGC/FGIC)
01/01/24	0.000%	5,000,000	3,313,000
Scago Educational Facilities Corp. Revenue Bonds School District No. 5 Spartanburg County Series 2005 (AGM)
04/01/22	4.600%	8,885,000	9,762,305
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
The Woodlands at Furman Project

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA (CONTINUED)
Series 2012
11/15/42	6.000%	$2,994,390	$2,148,984
Unrefunded Revenue Bonds
Bon Secours
Series 2002B
11/15/30	5.625%	3,165,000	3,176,584
South Carolina Jobs-Economic Development Authority (f)
Refunding Subordinated Revenue Bonds
The Woodlands at Furman Project
Series 2012
11/15/47	0.000%	1,283,310	6,442
South Carolina State Public Service Authority
Revenue Bonds
Santee Cooper
Series 2006A (NPFGC)
01/01/27	5.000%	2,600,000	2,894,892
Series 2008A
01/01/28	5.375%	250,000	301,127
Total			57,197,751
SOUTH DAKOTA 0.5%
Heartland Consumers Power District
Revenue Bonds
Series 1992 Escrowed to Maturity (AGM)
01/01/17	6.000%	4,965,000	5,143,293
Unrefunded Revenue Bonds
Series 1992 (AGM)
01/01/17	6.000%	8,635,000	9,788,377
State of South Dakota Revenue Bonds Series 1993A (AGM)
09/01/17	6.700%	7,260,000	8,296,147
Total			23,227,817
TENNESSEE 0.1%
Knox County Health Educational & Housing Facilities Board Refunding Revenue Bonds Fort Sanders Alliance Series 1993 (NPFGC)
01/01/15	5.250%	5,000,000	5,448,600
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board 1st Mortgage AHF Project Series 2003 (d)
01/01/29	8.500%	401,000	418,480
Total			5,867,080
TEXAS 7.3%
Bexar County Health Facilities Development Corp.
Revenue Bonds
Army Retirement Residence Project
Series 2010

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
07/01/30	5.875%	$1,370,000	$1,545,798
07/01/45	6.200%	7,200,000	8,094,888
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B
04/01/45	6.125%	13,450,000	14,859,291
Central Texas Regional Mobility Authority
Revenue Bonds
Senior Lien
Series 2011
01/01/41	6.000%	8,620,000	10,052,213
Central Texas Regional Mobility Authority (f)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/25	0.000%	2,000,000	1,145,980
City Public Service Board of San Antonio Revenue Bonds Series 1997 Escrowed to Maturity
02/01/20	5.500%	1,055,000	1,306,354
City of Austin Electric Utility Refunding Revenue Bonds Series 2008A
11/15/35	5.250%	8,000,000	8,963,920
City of Dallas Prerefunded 02/15/14 Limited General Obligation Bonds Series 2005
02/15/25	5.000%	820,000	869,651
City of Houston Airport System
Refunding Revenue Bonds
Senior Lien
Series 2009A
07/01/34	5.500%	10,500,000	12,184,410
City of Houston Airport System (b)
Refunding Revenue Bonds
Continental-Special Facilities
Series 2011AAMT
07/15/30	6.500%	5,555,000	6,220,045
Subordinated Lien
Series 2012A AMT
07/01/31	5.000%	5,000,000	5,619,100
City of Houston Utility System (f)
Refunding Revenue Bonds
Capital Appreciation
Series 1998A Escrowed to Maturity (AGM)
12/01/19	0.000%	26,955,000	23,945,474
Unrefunded Revenue Bonds
Capital Appreciation
Series 1998A (AGM)
12/01/19	0.000%	9,545,000	8,227,217

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
City of Houston Revenue Bonds Capital Appreciation-Convention Series 2001B (AMBAC) (f)
09/01/17	0.000%	$2,000,000	$1,800,140
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2011
08/15/41	5.750%	2,000,000	2,205,620
Series 2012
08/15/32	5.000%	2,165,000	2,333,350
08/15/42	5.000%	2,350,000	2,476,125
Corpus Christi Business & Job Development Corp. Improvement Refunding Revenue Bonds Arena Project Series 2002 (AMBAC)
09/01/25	5.000%	3,550,000	3,668,606
Dallas County Flood Control District No. 1 Unlimited General Obligation Refunding Bonds Series 2002
04/01/32	7.250%	7,500,000	7,617,075
Dallas-Fort Worth International Airport Facilities Improvement Corp. Refunding Revenue Bonds Series 2012B
11/01/35	5.000%	15,000,000	16,881,150
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A
03/01/40	6.500%	4,000,000	4,449,800
Harris County Health Facilities Development Corp.
Refunding Revenue Bonds
Memorial Hermann Healthcare System
Series 2008B
12/01/35	7.250%	8,800,000	11,043,384
Revenue Bonds
St. Luke’s Episcopal Hospital Project
Series 1991 Escrowed to Maturity
02/15/21	6.750%	2,000,000	2,425,980
Harris County-Houston Sports Authority (f)
Refunding Revenue Bonds
Capital Appreciation-Senior Lien
Series 2001A (NPFGC)
11/15/14	0.000%	3,905,000	3,536,563
11/15/15	0.000%	3,975,000	3,424,105
11/15/16	0.000%	4,040,000	3,306,861
Houston Higher Education Finance Corp. Revenue Bonds Cosmos Foundation, Inc. Series 2011A
05/15/41	6.875%	4,045,000	5,158,386

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
La Vernia Higher Education Finance Corp. Revenue Bonds Kipp, Inc.
Series 2009A
08/15/44	6.375%	$7,500,000	$8,777,625
Matagorda County Navigation District No. 1 Refunding Revenue Bonds Central Power & Light Co. Project Series 2001A
11/01/29	6.300%	2,800,000	3,275,776
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT (b)
12/01/24	6.875%	15,000,000	16,110,450
North East Independent School District Unlimited General Obligation Refunding Bonds Series 2007 (Permanent School Fund Guarantee)
02/01/31	5.250%	10,000,000	13,464,700
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2009C
01/01/44	5.250%	10,000,000	10,898,900
Series 2011
01/01/38	5.000%	5,500,000	6,064,905
First Tier
Series 2012B
01/01/42	5.000%	12,845,000	14,280,300
Toll 2nd Tier
Series 2008F
01/01/38	5.750%	11,355,000	12,518,547
Permanent University Fund Refunding Revenue Bonds Series 2007B
07/01/23	5.250%	1,000,000	1,310,220
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A
08/15/40	6.700%	2,700,000	3,138,399
Sanger Industrial Development Corp. Revenue Bonds Texas Pellets Project Series 2012B AMT (b)
07/01/38	8.000%	35,000,000	35,162,050
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Air Force Obligation Group
Series 2007
05/15/27	5.125%	2,000,000	2,045,520
CC Young Memorial Home
Series 2009A
02/15/38	8.000%	4,000,000	4,426,440

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Stayton at Museum Way
Series 2009A
11/15/44	8.250%	$12,000,000	$13,502,040
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990
10/01/20	7.375%	2,000,000	2,766,600
Texas State Turnpike Authority (f)
Revenue Bonds
Capital Appreciation 1st Tier
Series 2002A (AMBAC)
08/15/16	0.000%	7,000,000	6,357,820
08/15/18	0.000%	10,000,000	8,413,300
08/15/19	0.000%	10,330,000	8,323,398
Travis County Health Facilities Development Corp. Revenue Bonds Querencia Barton Creek Project Series 2005
11/15/25	5.500%	1,000,000	1,027,510
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/29	5.500%	500,000	552,290
Total			345,778,276
UTAH 0.5%
City of Eagle Mountain Special Assessment Bonds Special Improvement District No. 2000-1 Series 2006
02/01/21	8.250%	2,008,000	2,016,032
City of Provo Energy System Revenue Bonds Series 1980 Escrowed to Maturity
04/01/15	10.125%	635,000	718,864
Utah Housing Corp. Revenue Bonds Series 2003A-1 AMT (b)
07/01/24	5.125%	825,000	849,272
Utah State Building Ownership Authority Refunding Revenue Bonds State Facilities Master Lease Program Series 1998C Escrowed to Maturity (AGM)
05/15/19	5.500%	3,450,000	4,035,982
Utah Transit Authority
Refunding Revenue Bonds
Series 2006C (AGM)
06/15/29	5.250%	10,000,000	13,541,600
Revenue Bonds
Series 2008A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
UTAH (CONTINUED)
06/15/25	5.000%	$2,000,000	$2,381,480
Total			23,543,230
VIRGINIA 1.3%
City of Chesapeake Expressway Toll Road Revenue Bonds Transportation System Senior Series 2012A (h)
07/15/47	5.000%	4,565,000	4,933,624
Fairfax County Industrial Development Authority Refunding Revenue Bonds Inova Health Systems Project Series 1993
08/15/23	5.000%	10,000,000	12,268,900
Fairfax County Water Authority Refunding Revenue Bonds Subordinated Series 2005B
04/01/24	5.250%	6,175,000	8,197,559
Mosaic District Community Development Authority Special Assessment Bonds Series 2011A
03/01/26	6.625%	2,145,000	2,426,832
Richmond Metropolitan Authority
Refunding Revenue Bonds
Series 1998 (NPFGC/FGIC)
07/15/22	5.250%	5,380,000	6,362,119
Escrowed to Maturity
07/15/22	5.250%	2,420,000	2,908,985
Tobacco Settlement Financing Corp.
Prerefunded 06/01/15 Asset-Backed Revenue Bonds
Series 2005
06/01/26	5.500%	9,125,000	9,877,995
06/01/37	5.625%	5,500,000	6,227,650
Virginia College Building Authority Revenue Bonds Washington & Lee University Series 2001
01/01/21	5.375%	5,000,000	6,054,050
Virginia Resources Authority Revenue Bonds State Revolving Fund Series 2009
10/01/26	5.000%	1,500,000	1,841,475
Total			61,099,189
WASHINGTON 3.1%
Clark County School District No. 37 Vancouver Unlimited General Obligation Bonds Series 2001C (NPFGC/FGIC) (f)
12/01/16	0.000%	3,000,000	2,847,390
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON (CONTINUED)
09/01/27	5.000%	$1,000,000	$1,004,560
09/01/32	5.250%	1,000,000	1,001,450
NJB Properties
Revenue Bonds
King County Washington Project
Series 2006A
12/01/25	5.000%	6,445,000	7,381,974
12/01/26	5.000%	7,290,000	8,202,271
Skagit County Public Hospital District No. 1
Revenue Bonds
Skagit Valley Hospital
Series 2005
12/01/30	5.500%	1,235,000	1,278,398
Series 2007
12/01/28	5.750%	1,500,000	1,612,470
12/01/32	5.750%	2,000,000	2,136,720
Snohomish County Public Utility District No. 1 Refunding Revenue Bonds Generation System Series 1986A Escrowed to Maturity
01/01/20	5.000%	17,750,000	22,147,385
Spokane Public Facilities District Revenue Bonds Series 2003 (NPFGC)
12/01/28	5.750%	3,195,000	3,332,609
State of Washington
Unlimited General Obligation Bonds
Series 2007D (AGM)
01/01/30	4.500%	24,470,000	27,047,914
Various Purpose
Series 2008A
07/01/27	5.000%	9,730,000	11,463,205
Washington Health Care Facilities Authority
Revenue Bonds
Kadlec Regional Medical Center
Series 2012
12/01/42	5.000%	8,220,000	8,461,586
Overlake Hospital Medical Center
Series 2010
07/01/30	5.500%	3,000,000	3,344,730
Swedish Health Services
Series 2009A
11/15/33	6.500%	11,800,000	13,252,462
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009
10/01/40	5.625%	4,685,000	5,099,576
Washington State Housing Finance Commission
Refunding Revenue Bonds
Skyline At First Hill Project
Series 2012
01/01/19	7.000%	6,320,000	6,951,431
Revenue Bonds
Skyline At First Hill Project
Series 2007A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON (CONTINUED)
01/01/27	5.625%	$2,500,000	$2,516,825
01/01/38	5.625%	19,450,000	19,177,894
Total			148,260,850
WEST VIRGINIA 0.4%
West Virginia Economic Development Authority (b)(g)
Revenue Bonds
Appalachian Power Co.-Amos Project
Series 2011A AMT
01/01/41	2.250%	3,750,000	3,778,838
West Virginia Economic Development Authority (g)
Refunding Revenue Bonds
Appalachian Power Amos
Series 2010A
12/01/38	5.375%	3,850,000	4,251,593
West Virginia State Building Commission Refunding Revenue Bonds West Virginia Regional Jail Series 1998A (AMBAC)
07/01/21	5.375%	3,215,000	3,631,439
West Virginia University
Revenue Bonds
University System Projects
Series 1998A (NFPGC)
04/01/28	5.250%	5,000,000	6,584,150
West Virginia University (f)
Revenue Bonds
University System Projects
Series 2000A (AMBAC)
04/01/16	0.000%	3,300,000	3,128,565
Total			21,374,585
WISCONSIN 3.1%
City of La Crosse Refunding Revenue Bonds Northern States Power Co. Project Series 1996 AMT (b)
11/01/21	6.000%	6,000,000	7,431,900
Monroe Redevelopment Authority Revenue Bonds Monroe Clinic, Inc. Series 2009
02/15/39	5.875%	5,000,000	5,673,900
Public Finance Authority (b)
Refunding Revenue Bonds
TRIPS Senior Obligation Group
Series 2012 AMT
07/01/28	5.250%	4,000,000	4,268,360
07/01/42	5.000%	2,000,000	2,020,500
State of Wisconsin Revenue Bonds Series 2009A
05/01/33	5.750%	17,700,000	21,154,863
Wisconsin Health & Educational Facilities Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WISCONSIN (CONTINUED)
Refunding Revenue Bonds
Wheaton Healthcare
Series 2006B
08/15/24	5.125%	$15,910,000	$16,874,305
08/15/25	5.125%	15,500,000	16,412,485
Revenue Bonds
Aurora Health Care, Inc.
Series 2003
04/15/33	6.400%	4,250,000	4,308,565
Series 2010A
04/15/39	5.625%	6,100,000	6,965,529
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	14,400,000	15,728,400
ProHealth Care, Inc.
Series 2012
08/15/28	5.000%	1,570,000	1,750,550
ProHealth Care, Inc. Obligation Group
Series 2009
02/15/32	6.625%	1,000,000	1,080,720
02/15/39	6.625%	25,150,000	29,457,441
Riverview Hospital Association
Series 2008
04/01/33	5.750%	6,000,000	6,617,100
04/01/38	5.750%	4,000,000	4,386,680
St. John’s Community, Inc.
Series 2009A
09/15/29	7.250%	1,000,000	1,152,650
09/15/39	7.625%	1,000,000	1,162,680
Total			146,446,628
WYOMING 0.2%
County of Campbell Revenue Bonds Basin Electric Power Cooperative Series 2009A
07/15/39	5.750%	7,900,000	9,075,836
Total Municipal Bonds (Cost: $4,008,779,959)			$4,534,277,146

Municipal Bonds Held in Trust 0.6%
MASSACHUSETTS 0.4%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A (c)(g)(i)
11/15/36	5.500%	16,000,000	19,375,680
TEXAS 0.2%
Texas Department of Housing & Community Affairs (b)(c)(g)(i)
Revenue Bonds
Mortgage

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds Held in Trust (continued)
TEXAS (CONTINUED)
Series 2002A (NPFGC) AMT
03/01/34	5.550%	$5,105,000	$5,111,691
Series 2002B (NPFGC) AMT
09/01/33	5.550%	4,525,000	4,530,868
Total			9,642,559
Total Municipal Bonds Held in Trust (Cost: $27,090,347)			$29,018,239

Municipal Preferred Stocks 0.2%
MARYLAND 0.2%
Munimae TE Bond Subsidiary LLC (b)(c)(d)
Series 2000B AMT
06/30/50	9.640%	10,000,000	$9,499,900
Series 2005C-3 AMT
11/29/49	5.500%	1,000,000	669,990
Total			10,169,890
Total Municipal Preferred Stocks (Cost: $11,000,000)			$10,169,890

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes 1.3%
COLORADO 0.2%
Colorado Educational & Cultural Facilities Authority (g)(j)
Revenue Bonds
Series 2007 VRDN (U.S. Bank)
06/01/37	0.220%	1,200,000	$1,200,000
UJA Federation of Northern New Jersey
VRDN Series 2007 (JPMorgan Chase Bank)
05/01/37	0.220%	2,750,000	2,750,000
County of Pitkin Refunding Revenue Bonds Aspen Skiing Co. VRDN Series 1994B (JP Morgan Chase Bank) AMT (b)(g)(j)
04/01/14	0.240%	5,000,000	5,000,000
Total			8,950,000
FLORIDA —%
Orange County School Board Certificate of Participation Series 2008E VRDN (Wells Fargo Bank) (g)(j)
08/01/22	0.180%	800,000	800,000
ILLINOIS 0.5%
City of Chicago Unlimited General Obligation Bonds Series 2003 (JPMorgan Chase Bank) (g)(j)
01/01/34	0.220%	21,530,000	21,530,000

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes (continued)
IOWA 0.1%
Iowa Finance Authority Revenue Bonds Wahlert High School VRDN Series 2006 (Wells Fargo Bank) (g)(j)
03/01/36	0.220%	$1,000,000	$1,000,000
Iowa Higher Education Loan Authority (g)(j)
Revenue Bonds
Cornell College
Series 2008 VRDN (JPMorgan Chase Bank)
10/01/38	0.230%	1,820,000	1,820,000
Des Moines University Osteopath
Series 2003 (U.S. Bank)
10/01/33	0.220%	600,000	600,000
Total			3,420,000
KENTUCKY 0.1%
County of Christian Revenue Bonds Series 2007 VRDN (U.S. Bank) (g)(j)
04/01/37	0.210%	600,000	600,000
County of Shelby Revenue Bonds VRDN Series 2004A (U.S. Bank) (g)(j)
09/01/34	0.210%	1,755,000	1,755,000
Lexington-Fayette Urban County Airport Board Revenue Bonds VRDN Series 2009 (JP Morgan Chase Bank) (g)(j)
07/01/38	0.210%	2,500,000	2,500,000
Total			4,855,000
MINNESOTA 0.1%
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds Allina Health Systems VRDN Series 2009B-2 (JP Morgan Chase Bank) (g)(j)
11/15/35	0.210%	1,050,000	1,050,000
Minnesota Higher Education Facilities Authority Revenue Bonds St. Olaf College VRDN Series 2002 (Harris) (g)(j)
10/01/20	0.220%	6,200,000	6,200,000
Total			7,250,000
MISSOURI —%
Missouri Development Finance Board Revenue Bonds VRDN Series 2000C (U.S. Bank) (g)(j)
12/01/20	0.220%	1,000,000	1,000,000

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes (continued)
MISSOURI (CONTINUED)
Missouri State Health & Educational Facilities Authority Revenue Bonds Bethesda Health Group, Inc. Series 2009 (U.S. Bank) (g)(j)
08/01/41	0.220%	$595,000	$595,000
Total			1,595,000
NEW HAMPSHIRE 0.1%
New Hampshire Business Finance Authority Revenue Bonds Littleton Regional Hospital VRDN Series 2007 (TD Banknorth) (g)(j)
10/01/42	0.230%	3,445,000	3,445,000
VERMONT 0.1%
Vermont Educational & Health Buildings Financing Agency (g)(j)
Revenue Bonds
North Country Hospital & Health
VRDN Series 2007A (TD Banknorth)
10/01/34	0.180%	1,200,000	1,200,000
Northeastern VT Regional Hospital
VRDN Series 2004A (Banknorth)
10/01/29	0.180%	1,400,000	1,400,000
Total			2,600,000
WISCONSIN 0.1%
Wisconsin Health & Educational Facilities Authority (g)(j)
Revenue Bonds
Fort Healthcare, Inc.
VRDN Series 2007A (JP Morgan Chase Bank)
05/01/37	0.230%	3,600,000	3,600,000
Meriter Hospital, Inc.
VRDN Series 2002 (JP Morgan Chase & Co.)
12/01/32	0.230%	2,450,000	2,450,000
Total			6,050,000
Total Floating Rate Notes (Cost: $60,495,000)			$60,495,000

		Shares	Value

Money Market Funds 1.6%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (k)		39,716,809	$39,716,809
JPMorgan Municipal Money Market Fund, 0.000% (k)		38,572,181	38,572,181
Total Money Market Funds (Cost: $78,288,990)			$78,288,990
Total Investments (Cost: $4,185,654,296) (l)			$4,712,249,265(m)
Other Assets & Liabilities, Net			42,014,734
Net Assets			$4,754,263,999

Notes to Portfolio of Investments

(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2012, the value of these securities amounted to $165,744,362 or 3.49% of net assets.

(b)	Income from this security may be subject to alternative minimum tax.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the value of these securities amounted to $83,789,244 or 1.76% of net assets.

(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2012 was $61,669,105, representing 1.30% of net assets. Information concerning such security holdings at October 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost($)
Boston Industrial Development Financing Authority
Revenue Bonds
Crosstown Center Project
Senior Series 2002 AMT
6.500% 09/01/35	09-20-02	2,811,352

Broward County Housing Finance Authority
Revenue Bonds
Chaves Lake Apartments Project
Series 2000A AMT
7.500% 07/01/40	03-07-00	7,780,303

Cabazon Band Mission Indians
Revenue Bonds
Series 2004
13.000% 10/01/13	05-14-10	365,949

Cabazon Band Mission Indians
Revenue Bonds
Series 2004
8.375% 10/01/15	10-04-04 - 05-14-10	1,691,224

Cabazon Band Mission Indians
Revenue Bonds
Series 2004
8.750% 10/01/19	10-04-04 - 05-14-10	8,381,812

Cabazon Band Mission Indians
Revenue Bonds
Series 2010
8.375% 10/01/20	05-14-10	1,415,000

California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
3.950% 12/01/15	12-22-11	1,415,000

California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
7.500% 12/01/32	12-22-11	1,925,000

Capital Trust Agency, Inc.
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
7.000% 07/15/32	07-23-08	1,895,000

Chester County Industrial Development Authority
1st Mortgage - RHA/Pennsylvania Nursing Home
Series 2002
8.500% 05/01/32	05-01-02	5,509,587

Durham Housing Authority
Revenue Bonds
Series 2005 AMT
5.650% 02/01/38	12-18-06	3,184,497

Hickory Chase Community Authority
Revenue Bonds
Hickory Chase Project
Series 2008
6.750% 12/01/27	04-23-08	5,644,000

Indianapolis Airport Authority
Revenue Bonds
Special Facilities-United Air Lines Project
Series 1995A AMT
6.500% 11/15/31	10-17-95 - 10-31-12	803,250

Mashantucket Western Pequot Tribe
Revenue Bonds
Subordinated Series 2007A
5.750% 09/01/34	11-09-07	3,865,989

Massachusetts Development Finance Agency
Revenue Bonds
Groves-Lincoln
Series 20009A
7.750% 06/01/39	11-12-09 - 11-16-09	2,224,069

Massachusetts Development Finance Agency
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
0.000% 11/15/56	06-04-11	1,573

Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board
1st Mortgage
AHF Project
Series 2003
8.500% 01/01/29	12-30-03	378,917

Michigan Strategic Fund
Refunding Revenue Bonds
Michigan Sugar Co.-Carollton
Series 1998C AMT
6.550% 11/01/25	11-24-98	4,250,000

Middlesex County Improvement Authority
Revenue Bonds
Heldrich Center Hotel
Series 2005C
8.750% 01/01/37	09-25-07	1,461,135

Middlesex County Improvement Authority
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
6.250% 01/01/37	03-18-05	3,865,993

Munimae TE Bond Subsidiary LLC
Series 2000B AMT
9.640% 06/30/50	05-30-00	10,000,000

Munimae TE Bond Subsidiary LLC
Series 2005C-3 AMT
5.500% 11/29/49	11-02-05	1,000,000

Rankin County Five Lakes Utility District
Series 1994
7.000% 07/15/37	10-02-07	465,000

Resolution Trust Corp.
Pass-Through Certificates
Series 1993A
8.500% 12/01/16	08-27-93	6,671,200

Washington County Industrial Development Authority
1st Mortgage
Central Project
Series 2003
8.500% 01/01/29	12-30-03	1,893,640

(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2012, the value of these securities amounted to $13,167,500, which represents 0.28% of net assets.

(f)	Zero coupon bond.
(g)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2012.
(h)	Represents a security purchased on a when-issued or delayed delivery basis.

(i)

The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties, which are included as a liability in the Fund’s Statement of Assets and Liabilities. The liability approximates fair value. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.

(j)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(k)	The rate shown is the seven-day current annualized yield at October 31, 2012.
(l)

At October 31, 2012, the cost of securities for federal income tax purposes was approximately $4,185,654,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$563,418,000
Unrealized Depreciation	(36,823,000)
Net Unrealized Appreciation	$526,595,000

(m)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
IBC	Insurance Bond Certificate
GNMA	Government National Mortgage Association
MGIC	Mortgage Guaranty Insurance Corporation
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts
VRDN	Variable Rate Demand Note
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	4,534,277,146	—	4,534,277,146
Municipal Bonds Held in Trust	—	29,018,239	—	29,018,239
Total Bonds	—	4,563,295,385	—	4,563,295,385

Equity Securities
Municipal Preferred Stocks	—	10,169,890	—	10,169,890
Total Equity Securities	—	10,169,890	—	10,169,890

Short-Term Securities
Floating Rate Notes	—	60,495,000	—	60,495,000
Total Short-Term Securities	—	60,495,000	—	60,495,000

Other
Money Market Funds	78,288,990	—	—	78,288,990
Total Other	78,288,990	—	—	78,288,990
Total	78,288,990	4,633,960,275	—	4,712,249,265

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 21, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 21, 2012